                   GENERAL AMERICAN CAPITAL COMPANY




                                   February 2001

Dear Shareholder:

We are pleased to provide you with the Annual Report for General American Capital Company, covering financial results through December 31, 2000. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company and other affiliated insurance companies.

This report contains financial data and management commentary organized by fund so that you can see each fund's total picture in one place.

We hope you find this report informative. Thank you for choosing our investment funds.


                                   /s/ Matthew P. McCauley

                                        Matthew P. McCauley
                                        President

             THIS PAGE INTENTIONALLY LEFT BLANK

                       INDEPENDENT AUDITORS' REPORT

      The Shareholders and Board of Directors
      General American Capital Company:

      We have audited the statements of assets and liabilities, including the schedules of investments, of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity and Small-Cap Equity Funds, constituting General American Capital Company (collectively referred to as the "Company") as of December 31, 2000, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective periods ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those statements and financial highlights information.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity and Small-Cap Equity Funds as of December 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

      Deloitte & Touche LLP

      St. Louis, Missouri
      February 12, 2001

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 MANAGEMENT DISCUSSION

 The year 2000 marked the first time in 10 years that the S&P 500 had a negative return for the year. The S & P 500 Index Fund ended the year with a -8.65% return. The 5 year total return number for the fund now stands at 18.16%. The S&P 500 Index was down -9.11% making it the worst year since 1974. In November energy prices surged and the stock market had its worst month declining sharply (-7.88% for the S&P 500). The technology sector that fueled the high returns of the index over the past 5 years led the S&P 500 down in 2000. The best performing sectors for the year were utilities, healthcare and financials. Small and mid-cap issues outperformed larger capitalization companies for the year.


 GROWTH OF A $10,000 INVESTMENT

                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

     Average Annual Returns*                         (8.65%)       18.16%        17.23%         13.81%

     * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                         $687,707,873
     Short term securities                    1,104,797
                                           ------------
       Total investments                    688,812,670
   Cash                                         207,545
   Dividends receivable                         548,393
                                           ------------
       Total assets                         689,568,608
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      55,676
   Payable to General American Life
    Insurance Company                            29,490
                                           ------------
       Total liabilities                         85,166
                                           ------------
         Total net assets                  $689,483,442
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $907,943,208
   Accumulated undistributed net
    investment income                           333,023
   Accumulated undistributed net realized
    loss on investments                        (825,004)
   Accumulated net unrealized
    depreciation on investments            (217,967,785)
                                           ------------
       Net assets                          $689,483,442
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                12,398,867

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      55.61

 TOTAL AMORTIZED COST OF INVESTMENTS       $468,897,869


 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                               $  9,083,249
   Interest                                     240,125
                                           ------------
     Total investment income                  9,323,374
                                           ------------

 EXPENSES:
   Investment management charge               1,661,119
   Administrative charge                        395,553
                                           ------------
     Total expenses                           2,056,672
                                           ------------
       Net investment income                  7,266,702
                                           ------------

 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments         142,846,271
                                           ------------

 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments      (217,967,785)
                                           ------------

 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                               $(67,854,812)
                                           ============


 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   2000                    1999
                                                               ------------            ------------
 Operations:
     Net investment income                                     $  7,266,702            $  7,805,583
     Net realized gain                                          142,846,271              53,583,272
     Net unrealized gain (loss)                                (217,967,785)             88,991,629
                                                               ------------            ------------
         Net increase (decrease) in net assets from
           operations                                           (67,854,812)            150,380,484
     Capital share transactions                                (141,350,453)             47,818,779
                                                               ------------            ------------
         Net increase (decrease) in net assets                 (209,205,265)            198,199,263
     Net assets, beginning of year                              898,688,707             700,489,444
                                                               ------------            ------------
 Net assets, end of year                                       $689,483,442            $898,688,707
                                                               ============            ============

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND*


 FINANCIAL HIGHLIGHTS

                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         2000           1999           1998           1997           1996
                                                       --------       --------       --------       --------       --------

 Net asset value, beginning of year (1)                $  60.87       $  50.49       $  39.40       $  29.67       $  24.14
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.55           0.54           0.53           0.52           0.53
 Net realized and unrealized gain (loss) on
   investments                                            (5.81)          9.84          10.56           9.21           5.00
                                                       --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per
   share                                                  (5.26)         10.38          11.09           9.73           5.53
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  55.61       $  60.87       $  50.49       $  39.40       $  29.67
                                                       ========       ========       ========       ========       ========

 Total return (2)                                        (8.65%)        20.57%         28.15%         32.80%         22.89%

 Net assets, end of year (in thousands)                $689,483       $898,689       $700,489       $501,577       $340,201
 Ratio of expenses to average net assets                  0.26%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets                                                 0.92%          0.99%          1.21%          1.48%          1.97%
 Portfolio turnover rate                                 14.31%         13.46%         13.14%         12.61%          8.93%

                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1995           1994           1993           1992           1991
                                                       --------       --------       --------       --------       --------

 Net asset value, beginning of year (1)                $  17.64       $  17.44       $  15.88       $  14.78       $  11.35
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.46           0.44           0.41           0.39           0.38
 Net realized and unrealized gain (loss) on
   investments                                             6.04          (0.24)          1.15           0.71           3.05
                                                       --------       --------       --------       --------       --------
 Net increase in asset value per share                     6.50           0.20           1.56           1.10           3.43
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  24.14       $  17.64       $  17.44       $  15.88       $  14.78
                                                       ========       ========       ========       ========       ========

 Total return (2)                                        36.85%          1.15%          9.83%          7.45%         30.21%

 Net assets, end of year (in thousands)                $247,313       $169,303       $161,761       $123,458       $102,076
 Ratio of expenses to average net assets                  0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets                                                 2.19%          2.50%          2.47%          2.67%          2.89%
 Portfolio turnover rate                                  4.75%          7.38%          2.56%          4.38%          3.92%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

 * This Fund formerly known as the Equity Index Fund.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Aerospace & Military Technology (1.19%)
   Boeing Co.                      44,280    $  2,922,480
   Crane & Co.                      3,550         100,951
   General Dynamics Corp.          12,000         936,000
   B F Goodrich                     6,400         232,800
   Lockheed Martin Corp.           25,606         869,324
   Rockwell International Corp.    11,250         535,781
   Textron Inc.                     8,600         399,900
   United Technologies Corp.       28,200       2,217,225
                                             ------------
                                                8,214,461
                                             ------------
 Air Transport (0.37%)
   AMR Corp.*                       8,900         348,764
   Delta Air Lines Inc.             7,300         366,365
   Fedex Corp.*                    17,360         693,706
   Southwest Airlines              29,637         993,729
   US Air Group*                    4,000         162,248
                                             ------------
                                                2,564,812
                                             ------------
 Apparel (0.40%)
   CVS Corp.                       23,300       1,396,532
   Liz Claiborne Inc.               3,300         137,363
   Nike Inc. Class B               16,400         915,316
   Reebok Intl. Inc.*               3,300          90,222
   VF Corp.                         6,800         246,432
                                             ------------
                                                2,785,865
                                             ------------
 Business Machines (4.91%)
   Analog Devices*                 21,200       1,085,164
   Apple Computer Inc.*            19,500         290,063
   Compaq Computer Corp.          101,624       1,529,441
   Emc Corp./Mass.*               119,850       7,970,025
   Gateway Inc.*                   19,300         347,207
   IBM Corp.                       96,080       8,166,800
   Lexmark International Inc.*      7,700         341,202
   Oracle Corp.*                  329,772       9,583,835
   Palm Inc.*                      33,744         955,360
   Pitney Bowes Inc.               15,400         510,125
   Unisys Corp.*                   18,600         272,025
   Veritas Software Corp.*         29,772       2,605,050
   Xerox Corp.                     39,850         184,306
                                             ------------
                                               33,840,603
                                             ------------
 Business Services (7.48%)
   Adaptec Inc.*                    6,200          63,550
   Adobe Systems Inc.              14,400         837,893
   Automatic Data Processing
     Inc.                          37,500       2,374,200
   Avaya Inc.*                     16,235         167,415
   BMC Software Inc.*              14,600         204,400
   Broadvision Inc.*               15,000         177,180
   Cabletron Systems*              10,900         164,176
   Cendant Corp.*                  43,142         415,242


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Business Services (continued)
   Ceridian Corp.*                  8,600    $    171,458
   Cisco Systems Inc.*            419,100      16,030,575
   Clear Channel Communications    34,600       1,675,920
   Computer Assoc. Intl.           35,200         686,400
   Compuware Corp.*                21,500         134,375
   Convergys Corp.*                 9,200         416,870
   Dell Computers*                144,100       2,512,672
   Deluxe Corp.                     4,300         108,661
   Equifax Inc.                     8,400         240,971
   First Data Corp.                24,700       1,301,369
   IMS Health Inc.                 17,700         477,900
   Intuit Inc.*                     1,000          39,437
   Manor Care Inc.*                 6,100         125,813
   Mercury Interactive Corp.*       4,800         433,200
   Microsoft Corp.*               310,900      13,485,288
   Millipore Corp.                  2,800         176,400
   National Service Inds. Inc.      2,400          61,647
   Novell Inc.*                    19,700         102,795
   Peoplesoft Inc.*                16,600         617,304
   Quintiles Transnational
     Corp.*                         6,800         142,372
   Robert Half International
     Inc.*                          1,000          26,500
   Sapient Corp.*                   7,100          84,753
   Siebel Systems Inc.*            24,600       1,663,575
   Sun Microsystems Inc.*         170,000       4,738,750
   Symbol Technologies Inc.         1,000          36,000
   Tellabs*                        24,500       1,384,250
   Thermo Electron*                10,300         306,425
                                             ------------
                                               51,585,736
                                             ------------
 Chemicals (2.18%)
   Air Products & Chemicals Inc.   13,700         561,700
   Dow Chemical Co.                40,411       1,480,053
   E I Du Pont De Nemours & Co.    62,617       3,025,153
   Eastman Chemical                 4,575         223,031
   Ecolab, Inc.                     7,700         332,540
   Great Lakes Chemical             3,200         118,998
   Hercules Inc.                    6,400         121,997
   Honeywell International Inc.    47,725       2,257,965
   Novellus Systems Inc.*           7,800         280,309
   PPG Industries Inc.             10,400         481,645
   Pharmacia Corp.                 76,629       4,674,369
   Rohm & Haas Co.                 12,971         471,003
   Sigma-Aldrich                    5,100         200,491
   Teredyne*                       10,400         387,400
   Union Carbide Corp.              8,100         435,877
                                             ------------
                                               15,052,531
                                             ------------

                        (continued)

                                     7



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Commercial Banking (7.38%)
   Amsouth Bancorporation          23,450    $    357,613
   BB&T Corp.                      23,400         873,101
   Bank of America Corp.           96,945       4,447,352
   Bank of New York                44,100       2,433,747
   Banc One Corp.                  68,613       2,512,951
   Chase & Co.                     77,936       3,541,178
   Citigroup Inc.                 291,167      14,867,569
   Comerica Inc.                    9,400         558,125
   Fifth Third Banc                27,750       1,658,063
   First Union Corp.               58,592       1,629,561
   Firstar Corp.                   57,946       1,347,245
   Huntington Bancshares           14,576         235,942
   Keycorp                         26,000         728,000
   Mellon Financial Corp.          29,400       1,446,098
   National City Corp.             36,200       1,040,750
   Northern Trust Corp.            13,300       1,084,775
   Old Kent Financial Corp.         8,210         359,188
   PNC Financial Corp.             17,400       1,271,279
   Regions Financial Corp.         13,200         360,513
   Southtrust Corp.                10,000         406,870
   Summit Bancorporation           10,500         400,964
   Suntrust Banks Inc.             18,100       1,140,300
   Synovus Financial Corp.         16,800         452,542
   US Bancorp                      44,919       1,311,051
   Union Planters Corp.             8,100         289,575
   Wachovia Corp.                  12,100         703,313
   Wells Fargo & Co.               97,230       5,414,447
                                             ------------
                                               50,872,112
                                             ------------
 Construction (1.12%)
   Centex Corp.                     3,500         131,467
   Home Depot Inc.                138,400       6,323,081
   Masco Corp.                     26,800         688,412
   Pulte Home Corp.                 2,400         101,249
   Stanley Works                    5,200         162,172
   Vulcan Materials Co.             6,000         287,250
                                             ------------
                                                7,693,631
                                             ------------
 Consumer Durables (0.12%)
   American Power Conversion*      11,600         143,550
   Black & Decker Corp.             5,100         200,175
   Maytag Corp.                     4,700         151,866
   Snap-On Inc.                     3,500          97,563
   Whirlpool Corp.                  4,400         209,823
                                             ------------
                                                  802,977
                                             ------------
 Containers (0.07%)
   Newell Rubbermaid Inc.          15,921         362,202
   Pactiv Corp.*                   10,100         124,988
                                             ------------
                                                  487,190
                                             ------------


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Domestic Oil (0.89%)
   Amerada Hess Corp.               5,400    $    394,535
   Apache                           7,300         511,453
   Ashland Inc.                     4,200         150,738
   Conoco Inc. - Class B           37,300       1,079,350
   Devon Energy Corp.               7,600         463,372
   Kerr-McGee Corp.                 5,667         379,332
   Kinder Morgan Energy Partners    1,000          52,187
   Nabors Industries Inc.*          8,700         514,605
   Phillips Petroleum Co.          15,200         864,500
   Rowan Companies Inc.             5,600         151,200
   Sunoco Inc.                      5,300         178,541
   Tosco Corp.                      8,600         291,858
   USX-Marathon Group              18,659         517,787
   Unocal Corp.                    14,500         560,962
                                             ------------
                                                6,110,420
                                             ------------
 Drugs & Medicines (10.28%)
   Abbott Laboratories             92,700       4,490,110
   Allergan Inc.                    7,800         755,134
   Alza Corp.*                     13,800         586,500
   American Home Products Corp.    78,000       4,956,900
   Bard C R Inc.                    3,000         139,686
   Bausch & Lomb Inc.               3,200         129,398
   Baxter International            17,400       1,536,629
   Becton Dickinson & Co.          15,100         522,838
   Biogen Inc.*                     8,900         534,552
   Boston Scientific Corp.         24,300         332,594
   Chiron Corp.*                   10,000         445,000
   Forest Laboratories Inc.*        5,000         664,375
   Guidant Corp.                   18,300         987,047
   The Healthcare Co.              33,386       1,469,318
   Healthsouth Corp.*              23,000         375,176
   Humana Inc.*                    10,000         152,500
   Johnson & Johnson               82,000       8,615,084
   King Pharmaceuticals             9,800         506,533
   Eli Lilly & Co.                 67,600       6,290,991
   Medimmune Inc.*                 12,500         596,088
   Merck & Co. Inc.               135,750      12,709,592
   Pfizer Inc.                    372,600      17,139,600
   St. Jude Medical                 5,000         307,185
   Schering-Plough Corp.           87,600       4,971,300
   Stryker Corp.                    1,000          50,590
   Tenet Healthcare                18,700         830,972
   Watson Pharmaceuticals Inc.*     6,100         312,241
   Wellpoint Health Networks*       3,800         437,950
                                             ------------
                                               70,845,883
                                             ------------

                      (continued)

                                     8



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Electronics (8.30%)
   ADC Telecommunications*         40,400    $    732,250
   Advanced Micro Devices Inc.*    18,300         252,760
   Agilent Technologies Inc.*      27,023       1,479,509
   Altera Corp.*                   23,800         626,226
   Andrew Corp.*                    4,800         104,400
   Applera Corp-Applied
     Biosystems Group              12,500       1,175,775
   Applied Materials Inc.*         48,300       1,844,432
   Broadcom Corp. - Cl. A*         13,200       1,108,800
   Citrix Systems Inc.*            11,000         247,500
   Conexant Systems Inc.*          13,500         207,563
   Emerson Electric Co.            25,500       2,009,706
   Hewlett-Packard Co.            117,600       3,711,691
   Intel Corp.                    396,800      11,928,602
   KLA-Tencor Corp.*               11,100         373,926
   LSI Logic Corp.*                18,400         314,456
   Maxim Integrated Products,
     Inc.*                         16,900         808,023
   Medtronic Inc.                  71,600       4,322,850
   Micron Technology Inc.*         33,200       1,178,600
   Molex Inc.                      11,725         416,233
   Motorola Inc.                  128,806       2,608,322
   Network Appliance Inc.*         18,500       1,187,460
   Nortel Networks Corp. Holding
     Co.                          177,280       5,683,951
   Parametric Technology Corp.*    16,500         221,711
   Perkinelmer Inc.                 3,000         315,000
   Power-One Inc.*                  5,000         196,560
   Qlogic Corp.*                      500          38,500
   Qualcomm Inc.*                  44,300       3,640,884
   Raytheon Co.                    20,300         630,559
   Sanmina Corp.*                   9,000         689,625
   Solectron Corp.                 35,700       1,210,230
   Texas Instruments Inc.         103,200       4,889,100
   Thomas & Betts Corp.             3,400          55,036
   Vitesse Semiconductor Corp.      1,000          55,312
   Williams Companies Inc.         26,400       1,054,337
   Xilinx*                         19,500         899,438
   Yahoo! Inc.*                    32,500         980,558
                                             ------------
                                               57,199,885
                                             ------------
 Energy & Utilities (1.85%)
   American Electric Power Co.
     Inc.                          19,260         895,590
   Burlington Resources            12,892         651,046
   CMS Energy Corp.                 6,500         205,966
   Calpine Corp.*                   2,000          90,124
   Coastal Corp.                   12,800       1,130,393
   Consolidated Edison Inc.        12,700         488,950


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Energy & Utilities (continued)
   Constellation Energy
     Group Inc.                     8,900    $    401,052
   Dominion Resources              14,239         954,013
   Edison International            19,800         309,375
   Enron Corp.                     43,800       3,640,875
   Entergy Corp.                   13,700         579,674
   FPL Group Inc.                  10,700         767,725
   Niagara Mohawk Holdings Inc.*   10,300         171,876
   Nisource Inc.                   13,247         407,345
   Nisource Inc. Sails*             2,962           8,146
   Reliant Energy Inc.             17,718         767,402
   TXU Corp.                       15,805         700,351
   Xcel Energy Inc.                20,195         586,907
                                             ------------
                                               12,756,810
                                             ------------
 Energy Raw Materials (0.91%)
   Baker Hughes Inc.               19,710         819,186
   Dynegy Inc.-Cl. A               18,300       1,025,935
   Halliburton Co.                 26,600         964,250
   McDermott Intl.                  3,500          37,625
   Occidental Petroleum Corp.      22,000         533,500
   Oneok                            1,800          86,625
   Peoples Energy Corp.             2,100          93,975
   Schlumberger                    34,100       2,725,852
                                             ------------
                                                6,286,948
                                             ------------
 Finance (Non-Banking) (3.86%)
   Ambac Financial Group Inc.         500          29,156
   Bear Stearns Companies Inc.      6,620         335,548
   H & R Block Inc.                 5,900         244,113
   C.I.T. Group Inc.-A             15,700         315,963
   Capital One Financial Corp.     11,700         770,000
   Charter One Financial Inc.      13,125         378,984
   Chubb Corp.                     10,500         908,250
   Cincinnati Financial Corp.       9,600         379,795
   Countrywide Credit               6,800         341,700
   Fleet Boston Financial Corp.    53,948       2,026,395
   Franklin Resources Inc.         14,600         556,260
   Golden West Financial            9,500         641,250
   Lehman Brothers Holding Inc.    14,600         987,325
   MBIA Inc.                        5,900         437,338
   MBNA Corp.                      50,925       1,881,017
   J P Morgan & Co. Inc.            9,700       1,605,350
   Morgan Stanley, Dean Witter &
     Co.                           66,388       5,261,249
   Paychex Inc.                    22,200       1,079,475
   T. Rowe Price Group Inc.         7,200         304,313
   Progressive Corp.                4,400         455,950

                        (continued)

                                     9



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Finance (continued)
   Providian Financial Corp.       17,100    $    983,250
   Safeco Corp.                     7,600         249,850
   Schwab (Charles) Corp.          81,425       2,310,434
   State Street Corp.               9,700       1,204,837
   Stilwell Financial Inc.         13,300         524,512
   USA Holding Inc.                 9,340         635,120
   Washington Mutual Inc.          32,769       1,738,788
                                             ------------
                                               26,586,222
                                             ------------
 Food & Agriculture (3.49%)
   Archer-Daniels-Midland Co.      39,574         593,610
   Campbell Soup Co.               25,200         872,550
   Coca-Cola Co.                  146,200       8,908,989
   Coca-Cola Enterprises           25,100         476,900
   Conagra Foods Inc.              31,800         826,800
   Adolph Coors                     2,200         176,686
   Darden Restaurants               7,400         169,275
   General Mills Inc.              17,400         775,379
   H J Heinz Co.                   21,050         998,549
   Hershey Foods Corp.              8,200         527,875
   Kellogg Co.                     24,200         635,250
   Pepsico Inc.                    86,200       4,272,244
   Quaker Oats Co.                  7,900         769,263
   Ralston Purina Co.              18,300         478,088
   Sara Lee Corp.                  52,000       1,277,224
   Starbucks*                      11,100         491,175
   Sysco Corp.                     39,800       1,194,000
   Wm. Wrigley Jr. Co.              6,800         651,522
                                             ------------
                                               24,095,379
                                             ------------
 Gold (0.09%)
   Barrick Gold Corp.              23,600         386,568
   Homestake Mining Co.            15,500          64,898
   Placer Dome Inc.                19,500         187,688
                                             ------------
                                                  639,154
                                             ------------
 Government & State Agency (1.17%)
   Federal Home Loan Mortgage
     Corp.                         41,600       2,865,200
   Federal National Mortgage
     Association                   60,300       5,231,025
                                             ------------
                                                8,096,225
                                             ------------
 Industrial Miscellaneous (3.83%)
   Allied Waste Industries Inc.*   11,300         164,551
   America Online Inc.*           137,500       4,785,000
   American Greetings               3,800          35,861
   Amgen*                          61,500       3,932,126
   Anadarko Petroleum Co.          14,504       1,030,944
   Autodesk Inc.                    3,500          94,280
   Avery Dennison Corp.             6,700         367,663

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Industrial Miscellaneous (continued)
   Ball Corp.                       1,800    $     82,912
   Biomet Inc.                     10,550         418,698
   Briggs & Stratton                1,300          57,681
   Circuit City Stores Inc.        12,100         139,150
   Computer Sciences*              10,000         601,250
   Comverse Technology Inc.         9,300       1,010,213
   Cooper Tire & Rubber             4,400          46,750
   Corning Inc.                    52,100       2,751,505
   Cummins Engine                   2,500          94,843
   Danaher Corp.                    8,500         581,188
   Electronic Data Systems Corp.   27,900       1,611,225
   Engelhard Corp.                  7,550         153,831
   Fluor Corp. New                  5,000         165,310
   Freeport McMoran*                9,500          81,339
   Harrahs Entertainment, Inc.*     7,300         192,538
   Leggett & Platt                 11,700         221,563
   Linear Technology Corp.         18,600         860,250
   Loews Corp.                      5,900         611,016
   Lowes Companies Inc.            22,900       1,019,050
   Mattel Inc.                     25,387         366,588
   Mckesson HBOC Inc.              16,814         603,454
   Mead Corp.                       6,100         191,387
   Moody's Corp.                    9,675         248,522
   NCR Corp. (New)*                 5,700         280,013
   National Semiconductor Corp.*   10,600         213,325
   Northrop Corp.                   4,300         356,900
   Praxair                          9,400         417,125
   Ryder System Inc.                3,500          58,188
   Sealed Air Corp.*                5,033         153,507
   Sherwin-Williams                 9,700         255,226
   Tektronix Inc.                   5,800         195,385
   Tiffany & Co.                    8,700         275,138
   Timken Co.                       3,600          54,450
   Waste Management Inc.           37,135       1,030,496
   Transocean Sedco Forex          12,544         577,024
                                             ------------
                                               26,387,465
                                             ------------
 Insurance (3.79%)
   Aflac Inc.                      15,900       1,147,773
   Aetna Inc. - New                 8,422         345,824
   Allstate Insurance              44,496       1,938,335
   American International Group
     Inc.                         136,582      13,461,797
   AON Corp.                       15,275         523,169
   Cigna Corp.                      9,800       1,296,540
   Jefferson Pilot Corp.            6,150         459,713
   Kaufman & Broad Homebuilders     2,800          94,324
   Lincoln National Corp.          11,500         544,086

                        (continued)

                                    10



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Insurance (continued)
   MGIC Investment Corp.            6,300    $    424,853
   Marsh & McLennan Cos. Inc.      16,150       1,889,550
   Metlife Inc.                    40,000       1,400,000
   St. Paul Companies Inc.         13,200         716,918
   Torchmark Corp.                  7,600         292,121
   Unitedhealth Group Inc.         19,400       1,190,675
   Unumprovident Corp.             14,300         384,313
                                             ------------
                                               26,109,991
                                             ------------
 International Oil (4.44%)
   Chevron Corp.                   39,000       3,293,043
   EOG Resources Inc.               7,000         382,809
   Exxon Mobil Corp.              198,340      17,243,085
   Royal Dutch Petroleum Co.      126,500       7,661,093
   Texaco Inc.                     33,000       2,050,125
                                             ------------
                                               30,630,155
                                             ------------
 Liquor (0.40%)
   Anheuser-Busch Companies Inc.   54,100       2,461,550
   Brown Forman Corp. 'B'           4,100         272,650
                                             ------------
                                                2,734,200
                                             ------------
 Media (2.35%)
   Comcast Corp.                   53,700       2,241,975
   R R Donnelley & Sons Co.         7,200         194,400
   Dow Jones & Co.                  5,300         300,112
   Gannett Co. Inc.                16,000       1,008,992
   Harcourt General Inc.            4,400         251,680
   Interpublic Group Co.           18,200         774,628
   Knight Ridder Inc.               4,700         267,313
   McGraw-Hill Inc.                11,600         680,050
   Meredith Corp.                   3,000          96,561
   New York Times Co.              10,200         408,632
   Omnicom Group                   10,700         886,763
   Time Warner Inc.                78,760       4,114,422
   Tribune Co.                     18,450         779,513
   Viacom Class B*                 89,488       4,183,564
                                             ------------
                                               16,188,605
                                             ------------
 Miscellaneous & Conglomerates (0.75%)
   Hartford Financial Services
     Group                         13,300         939,313
   ITT Industries Inc.              5,200         201,500
   Marriott International-Cl. A    14,350         606,287
   Minnesota Mining &
     Manufacturing                 23,750       2,861,875
   Pinnacle West Capital            5,100         242,888
   Starwood Hotels & Resorts       10,000         352,500
                                             ------------
                                                5,204,363
                                             ------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Miscellaneous Finance (1.51%)
   American Express Co.            79,900    $  4,389,466
   American General Corp.          14,926       1,216,469
   Household International Inc.    28,353       1,559,415
   Merrill Lynch & Co. Inc.        47,500       3,238,883
                                             ------------
                                               10,404,233
                                             ------------
 Motor Vehicles (0.87%)
   Dana Corp.                       9,087         139,140
   Eaton Corp.                      4,400         330,823
   Ford Motor Co.                 112,100       2,627,288
   General Motors                  32,050       1,632,531
   Genuine Parts Co.               10,525         275,618
   Harley Davidson Inc.            18,200         723,450
   TRW Inc.                         7,400         286,750
                                             ------------
                                                6,015,600
                                             ------------
 Non-Durables & Entertainment (0.21%)
   Brunswick Corp.                  5,200          85,472
   Costco Wholesale Corp.*         26,706       1,066,558
   Hasbro Inc.                     10,250         108,906
   Wendy's International Inc.       6,775         177,844
                                             ------------
                                                1,438,780
                                             ------------
 Non-Ferrous Metals (0.41%)
   Alcan Aluminum Limited          13,725         469,217
   Alcoa Inc.                      51,704       1,732,084
   Inco Ltd.*                      10,800         181,008
   Newmont Mining Corp.             9,977         170,227
   Phelps Dodge Corp.               4,717         263,265
                                             ------------
                                                2,815,801
                                             ------------
 Optical Photographic Equipment (0.11%)
   Eastman Kodak Co.               18,500         728,438
                                             ------------
 Paper & Forest Products (0.80%)
   Bemis Co. Inc.                   3,200         107,398
   Boise Cascade Corp.              3,366         113,182
   Georgia-Pacific Corp.           13,452         418,693
   International Paper Co.         28,845       1,177,222
   Kimberly-Clark Corp.            31,772       2,245,963
   Louisiana Pacific Corp.          6,200          62,775
   Potlatch Corp.                   1,700          57,055
   Temple Inland Inc.               3,100         166,238
   Westvaco Corp.                   6,025         175,852
   Weyerhaeuser Co.                13,950         707,963
   Willamette Industries            6,600         309,784
                                             ------------
                                                5,542,125
                                             ------------
 Producer Goods (5.70%)
   Caterpillar Inc.                20,800         984,090
   Conseco Inc.                    19,423         256,130

                        (continued)

                                    11



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Producer Goods (continued)
   Cooper Industries Inc.           5,600    $    257,247
   Deere & Co.                     14,000         641,368
   Delphi Automotive Systems       33,683         378,934
   Dover Corp.                     12,100         490,800
   FMC Corp.*                       1,800         129,037
   General Electric Corp.         584,900      28,038,351
   W W Grainger Inc.                5,606         204,619
   Illinois Tool Works Inc.        18,100       1,078,072
   Ingersoll-Rand Co.               9,700         406,188
   Johnson Controls Inc.            5,100         265,200
   Navistar Intl. Corp.*            3,700          96,892
   Pall Corp.                       7,300         155,578
   Parker Hannifin Corp.            6,725         296,741
   Tyco International Ltd.         99,807       5,539,284
   Visteon Corp.*                   7,706          88,619
                                             ------------
                                               39,307,150
                                             ------------
 Railroads & Shipping (0.31%)
   Burlington Northern Santa Fe    25,624         725,467
   CSX Corp.                       13,000         337,181
   Norfolk Southern Corp.          22,850         304,179
   Union Pacific Corp.             14,800         751,100
                                             ------------
                                                2,117,927
                                             ------------
 Retail (5.16%)
   Albertsons Inc.                 25,300         670,450
   Autozone Inc.*                   8,000         228,000
   Bed Bath & Beyond Inc.*         16,700         373,663
   Best Buy Inc.*                  12,300         363,613
   Cardinal Health Inc.            16,500       1,643,813
   Consolidated Stores Corp.*       6,625          70,391
   Dillard's Inc.                   5,600          66,147
   Dollar General                  19,622         370,365
   Federated Department Stores*    12,800         448,000
   Gap Inc.                        50,887       1,297,619
   K Mart Corp.*                   28,700         152,454
   Kohl's Corp. (Wisconsin)*       19,500       1,189,500
   Kroger Co.*                     49,900       1,350,394
   Limited Inc.                    25,700         438,490
   Longs Drug Store                 2,300          55,488
   May Department Stores Co.       19,876         650,939
   McDonald's Corp.                79,900       2,716,600
   Nordstrom Inc.                   8,000         145,496
   Office Depot Inc.*              18,900         134,663
   J C Penney Co. Inc.             15,600         169,650
   Radio Shack Corp.               11,200         479,494
   Safeway Inc.*                   29,700       1,856,250
   Sears Roebuck & Co.             21,100         733,225
   Staples Inc.*                   28,900         341,367
   Supervalu Inc.                   7,800         108,225

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Retail (continued)
   TJX Cos. Inc.                   17,900    $    496,725
   Target Corp.                    54,500       1,757,625
   Toys 'R' Us*                    12,912         215,463
   Tricon Global Restaurants*       8,760         289,080
   Tupperware Inc.                  3,400          69,486
   Wal-Mart Stores Inc.           263,600      14,003,750
   Walgreen Co.                    60,300       2,521,264
   Winn-Dixie Stores Inc.           8,600         166,625
                                             ------------
                                               35,574,314
                                             ------------
 Soaps & Cosmetics (3.31%)
   Alberto Culver Co. 'B'           3,300         141,280
   Avon Products Inc.              14,200         679,825
   Bristol-Myers Squibb Co.       115,960       8,573,735
   Clorox Co.                      14,000         497,000
   Colgate-Palmolive Co.           34,500       2,226,975
   Gillette Co.                    62,400       2,254,200
   International Flavors &
     Fragrances                     6,100         123,903
   Procter & Gamble Co.            78,300       6,141,617
   Unilever NV                     34,171       2,150,620
                                             ------------
                                               22,789,155
                                             ------------
 Steel (0.06%)
   Allegheny Technologies Inc.      4,900          77,788
   Nucor Corp.                      5,100         202,403
   USX US Steel                     5,271          94,878
   Worthington Industries, Inc.     5,100          41,116
                                             ------------
                                                  416,185
                                             ------------
 Telephone (6.25%)
   A T & T Corp.                  214,531       3,713,961
   Alltel                          18,900       1,180,059
   Bellsouth Corp.                110,588       4,527,141
   Century Tel Inc.                 8,400         300,300
   JDS Uniphase Corp.*             55,800       2,326,135
   Lucent Technologies            194,829       2,630,192
   Nextel Communications Inc.-A*   45,400       1,123,650
   Qwest Communications Intl.*     98,139       4,023,696
   SBC Communications Inc.        200,078       9,553,725
   Scientific Atlanta               9,500         309,339
   Sprint Corp.                    52,400       1,064,349
   Sprint PCS Group*               54,800       1,119,948
   Verizon Communications         160,384       8,039,248
   Worldcom Inc.*                 171,319       2,409,088
   Global Crossing Ltd.*           54,730         783,296
                                             ------------
                                               43,104,127
                                             ------------

                        (continued)

                                    12



           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Tires Rubber Goods (0.03%)
   Goodyear Tire & Rubber Co.       9,272    $    213,163
                                             ------------
 Tobacco (0.89%)
   Fortune Brands Inc.              9,400         282,000
   Philip Morris Companies Inc.   126,750       5,577,000
   UST Inc.                         9,700         272,201
                                             ------------
                                                6,131,201
                                             ------------
 Travel & Recreation (0.76%)
   Carnival Corp.                  36,100       1,112,313
   Walt Disney Productions        124,300       3,596,869
   Hilton Hotels Corp.             22,000         231,000
   Sabre Holdings Corp.             7,732         333,443
                                             ------------
                                                5,273,625
                                             ------------
 Trucking & Freight (0.03%)
   Paccar Inc.                      4,600         226,550
                                             ------------
 Utilities Electrical & Gas (1.71%)
   AES Corp.*                      27,000       1,495,125
   Allegheny Energy Inc.              500          24,094
   Ameren Corp.                     8,200         379,758
   Cinergy Corp.                    9,454         332,072
   DTE Energy Co.                   8,500         330,965
   Duke Energy Corp.               22,041       1,878,995
   El Paso Energy Corp.            13,800         988,425
   Exelon Corp.                    19,375       1,360,319
   Firstenergy Corp.               13,800         435,555
   GPU Inc.                         7,200         265,046
   Keyspan Corp.                    8,000         339,000
   Nicor Inc.                       2,800         120,924
   P G & E Corp.                   23,000         460,000
   PPL Corp.                        8,600         388,608
   Progress Energy Inc.            17,024         837,359
   Public Service Enterprise
     Group                         12,950         629,694
   Sempra Energy                   12,122         281,837
   Southern Co.                    38,800       1,290,100
                                             ------------
                                               11,837,876
                                             ------------
 TOTAL COMMON STOCK (99.74%)
   (COST $467,789,856)                        687,707,873
                                             ------------

 ---------------------------------------------------------
                                    PAR          MARKET
 CONTINGENT RIGHTS                 VALUE         VALUE
 ---------------------------------------------------------
 (0.00%)
 Progress Energy Corp.
     Contingent Value
       Obligations                $ 5,900     $          0
                                              ------------
 TOTAL (0.00%)
   (AMORTIZED COST $3,216)                               0
                                              ------------

 ---------------------------------------------------------
                                   PAR           MARKET
 SHORT TERM SECURITIES            VALUE          VALUE
 ---------------------------------------------------------
 Commercial Paper (0.16%)
   Dealers Capital Access Trust,
     6.61%, due 01/02/2001       1,105,000       1,104,797
                                              ------------

 TOTAL SHORT TERM SECURITIES
   (0.16%)
   (AMORTIZED COST $1,104,797)                   1,104,797
                                              ------------

 TOTAL INVESTMENTS (99.90%)
   (AMORTIZED COST $468,897,869)               688,812,670

   Other net assets (0.10%)                        670,772
                                              ------------

 TOTAL NET ASSETS (100.00%)                   $689,483,442
                                              ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

            GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 MANAGEMENT DISCUSSION

 The Money Market Fund produced a return of 6.45% in 2000. The fund was ranked #2 for its net return in 2000 and #1 for the last five years when compared with over 100 other variable annuity money market funds of similar size according to Lipper, a nationally recognized analytical firm. The 5-year return on the Money Market Fund is 5.70% compared with the Lipper average total return of 5.22%.

 The Federal Reserve pushed up short-term rates three times in the year 2000. During the year short-term rates went from 5.50% to 6.50%. In the fourth quarter commercial paper issuers began to shorten up their borrowings in anticipation that the Fed would cut interest rates in 2001. As the supply of longer dated (60 day) commercial paper dried up, the average maturity of the Money Market Fund dropped from 25 days to about 21 days. In early January of 2001 the Fed reversed the increasing interest rate trend and pushed short-term rates down one-half a percent to 6.00%.


 GROWTH OF A $10,000 INVESTMENT

                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

     Average Annual Returns*                          6.45%        5.70%          5.16%         5.96%

     * Net of charges

 The fund's performance reflects administrative and management charges.

            Past performance is no assurance of future results.

            GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Short term securities                 $245,368,200
                                           ------------
       Total investments                    245,368,200
   Cash                                          10,905
   Accounts receivable                              172
   Interest receivable                          585,693
                                           ------------
       Total assets                         245,964,970
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      25,670
   Payable to General American Life
    Insurance Company                            16,428
                                           ------------
       Total liabilities                         42,098
                                           ------------
         Total net assets                  $245,922,872
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $245,311,887
   Accumulated undistributed net
    investment income                           610,985
                                           ------------
       Net assets                          $245,922,872
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                11,407,259

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      21.56

 TOTAL AMORTIZED COST OF INVESTMENTS       $245,370,538



 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Interest                                 $15,577,731
                                            -----------
     Total investment income                 15,577,731
                                            -----------

 EXPENSES:
   Investment management charge                 302,082
   Administrative charge                        193,331
                                            -----------
     Total expenses                             495,413
                                            -----------
       Net investment income                 15,082,318
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $15,082,318
                                            ===========


 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   2000                    1999
                                                               ------------            ------------
 Operations:
     Net investment income                                     $ 15,082,318            $ 13,094,883
                                                               ------------            ------------
         Net increase in net assets from operations              15,082,318              13,094,883
     Capital share transactions                                 (25,299,051)              7,998,893
                                                               ------------            ------------
         Net increase (decrease) in net assets                  (10,216,733)             21,093,776
     Net assets, beginning of year                              256,139,605             235,045,829
                                                               ------------            ------------
 Net assets, end of year                                       $245,922,872            $256,139,605
                                                               ============            ============

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 FINANCIAL HIGHLIGHTS

                                                                               YEAR ENDED DECEMBER 31
                                                        --------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                        --------       --------       --------       --------       --------

 Net asset value, beginning of year (1)                 $  20.25       $  19.25       $  18.23       $  17.24       $  16.34
                                                        --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                      1.31           1.00           1.02           0.99           0.90
                                                        --------       --------       --------       --------       --------
 Net asset value, end of year                           $  21.56       $  20.25       $  19.25       $  18.23       $  17.24
                                                        ========       ========       ========       ========       ========

 Total return (2)                                          6.45%          5.20%          5.62%          5.71%          5.51%

 Net assets, end of year (in thousands)                 $245,923       $256,140       $235,046       $174,571       $101,426
 Ratio of expenses to average net assets                   0.21%          0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets                                                  6.26%          5.08%          5.45%          5.60%          5.37%

                                                                               YEAR ENDED DECEMBER 31
                                                        --------------------------------------------------------------------
                                                          1995           1994           1993           1992           1991
                                                        --------       --------       --------       --------       --------
 Net asset value, beginning of year (1)                 $  15.42       $  14.80       $  14.36       $  13.85       $  13.04
                                                        --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                      0.92           0.62           0.44           0.51           0.81
                                                        --------       --------       --------       --------       --------
 Net asset value, end of year                           $  16.34       $  15.42       $  14.80       $  14.36       $  13.85
                                                        ========       ========       ========       ========       ========

 Total return (2)                                          5.96%          4.21%          3.07%          3.71%          6.19%

 Net assets, end of year (in thousands)                 $ 70,574       $ 93,339       $ 84,430       $ 84,880       $ 84,090
 Ratio of expenses to average net assets                   0.21%          0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets                                                  5.78%          4.17%          3.06%          3.68%          6.10%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER
 Asset Backed (8.21%)
   Kitty Hawk Funding Corp.*                            $ 2,106,000           6.67           01/17/01       $  2,099,776
   Pooled Accounts Receivable*                            5,500,000           7.46           01/02/01          5,498,862
   Pooled Accounts Receivable*                            5,000,000           6.68           01/18/01          4,984,416
   Triple A Funding Corp.*                                  232,000           6.71           01/29/01            230,796
   Triple A Funding Corp.*                                  821,000           6.69           01/29/01            816,754
   Triple A Funding Corp.*                                  668,000           6.78           01/08/01            667,121
   Triple A Funding Corp.*                                  552,000           6.59           02/01/01            548,887
   Triple A Funding Corp.*                                1,450,000           6.72           01/29/01          1,442,511
   Triple A Funding Corp.*                                1,660,000           6.70           01/18/01          1,654,779
   Triple A Funding Corp.*                                  860,000           6.68           01/22/01            856,669
   Triple A Funding Corp.*                                1,403,000           6.70           01/18/01          1,398,588
                                                                                                            ------------
                                                                                                              20,199,159
                                                                                                            ------------
 Banking (7.42%)
   Centerior Fuel                                         5,000,000           6.74           01/12/01          4,989,764
   Fayette Funding                                        5,900,000           6.65           01/29/01          5,869,713
   Moat Funding*                                          2,000,000           6.71           01/26/01          1,990,778
   Moat Funding*                                            800,000           6.53           02/27/01            791,817
   Moat Funding*                                          3,000,000           6.68           01/26/01          2,986,187
   Moat Funding*                                            600,000           6.63           02/08/01            595,833
   Moat Funding*                                          1,000,000           6.64           02/08/01            993,076
                                                                                                            ------------
                                                                                                              18,217,168
                                                                                                            ------------
 Bond Insurance (4.42%)
   Cooperative Assoc. of Tractor Dealers "A"              2,500,000           6.78           01/12/01          2,494,859
   Cooperative Assoc. of Tractor Dealers "A"                500,000           6.80           01/04/01            499,719
   Cooperative Assoc. of Tractor Dealers "A"              2,000,000           6.74           01/11/01          1,996,278
   Cooperative Assoc. of Tractor Dealers "B"              1,500,000           6.71           01/19/01          1,494,997
   Cooperative Assoc. of Tractor Dealers "B"              1,500,000           6.79           01/04/01          1,499,156
   Cooperative Assoc. of Tractor Dealers "B"              1,000,000           6.57           01/30/01            994,740
   Cooperative Assoc. of Tractor Dealers "A"              1,000,000           6.71           01/09/01            998,518
   Cooperative Assoc. of Tractor Dealers "A"                900,000           6.70           01/19/01            897,007
                                                                                                            ------------
                                                                                                              10,875,274
                                                                                                            ------------
 Business Credit Institutional (7.06%)
   Royal Resource Funding                                 8,000,000           6.82           01/12/01          7,983,378
   Sweet Water Capital Corp.*                             4,500,000           6.73           01/16/01          4,487,456
   Sweet Water Capital Corp.*                               482,000           6.80           01/12/01            481,006
   Sweet Water Capital Corp.*                             2,010,000           6.69           01/10/01          2,006,673
   Sweet Water Capital Corp.*                               428,000           6.94           01/23/01            426,195
   Sweet Water Capital Corp.*                             2,000,000           6.61           02/07/01          1,986,557
                                                                                                            ------------
                                                                                                              17,371,265
                                                                                                            ------------
 Electronics (4.53%)
   Hitachi Credit America Corp.                           3,030,000           6.59           02/23/01          2,999,993
   Hitachi Credit America Corp.                           5,000,000           6.63           02/23/01          4,950,484
   General Electric Capital Corp.                         3,200,000           6.68           01/10/01          3,194,696
                                                                                                            ------------
                                                                                                              11,145,173
                                                                                                            ------------

                                                                                    (continued)

                                    17



                                  GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Financial (4.73%)
   Delaware Group Dividend & Inc.                       $11,775,000           6.46           03/14/01       $ 11,624,987
                                                                                                            ------------
 Industrial (6.05%)
   Cooper Industries                                      8,600,000           6.72           01/31/01          8,552,270
   Parker - Hannifin Corp.                                6,340,000           6.57           01/23/01          6,314,700
                                                                                                            ------------
                                                                                                              14,866,970
                                                                                                            ------------
 Miscellaneous (5.17%)
   Barton Capital Corp.*                                  5,250,000           6.67           01/05/01          5,246,144
   Barton Capital Corp.*                                  3,000,000           6.64           01/12/01          2,993,950
   Windmill Funding Corp.*                                1,500,000           6.62           01/16/01          1,495,875
   Windmill Funding Corp.*                                3,000,000           6.70           01/08/01          2,996,115
                                                                                                            ------------
                                                                                                              12,732,084
                                                                                                            ------------
 Miscellaneous Business Credit (4.78%)
   Sheffield Receivables Corp.*                           7,800,000           6.67           01/22/01          7,769,833
   Sheffield Receivables Corp.*                           4,000,000           6.72           01/25/01          3,982,267
                                                                                                            ------------
                                                                                                              11,752,100
                                                                                                            ------------
 Miscellaneous Personal Credit (8.87%)
   Clipper Receivables Corp.                              5,000,000           6.65           01/26/01          4,977,083
   Clipper Receivables Corp.                              3,000,000           6.67           01/29/01          2,984,530
   Enterprise Funding Corp.*                              2,000,000           6.69           01/08/01          1,997,414
   Market Street Funding*                                   545,000           6.69           01/22/01            542,883
   Old Line Funding*                                     10,000,000           6.69           01/05/01          9,992,644
   Old Line Funding*                                      1,335,000           6.59           02/08/01          1,325,784
                                                                                                            ------------
                                                                                                              21,820,338
                                                                                                            ------------
 Mortgage Banking (6.24%)
   Cooper River Funding                                   2,500,000           6.74           01/05/01          2,498,139
   Cooper River Funding                                   9,000,000           6.74           01/19/01          8,969,850
   Thunder Bay Funding Co.*                               2,075,000           6.73           01/18/01          2,068,435
   Thunder Bay Funding Co.*                               1,825,000           6.68           01/12/01          1,821,297
                                                                                                            ------------
                                                                                                              15,357,721
                                                                                                            ------------
 Personal Credit Institutional (9.56%)
   Edison Asset Securitization*                           1,165,000           6.72           01/05/01          1,164,135
   Edison Asset Securitization*                           3,590,000           6.71           01/12/01          3,582,672
   Seven Hills Funding Corp.*                             3,575,000           6.66           02/02/01          3,554,027
   Seven Hills Funding Corp.*                             7,000,000           6.58           02/02/01          6,959,493
   World Omni*                                            5,000,000           6.70           01/12/01          4,989,871
   World Omni*                                            3,270,000           6.71           01/05/01          3,267,577
                                                                                                            ------------
                                                                                                              23,517,775
                                                                                                            ------------
 Utilities (11.54%)
   Centennial Energy Holdings*                            5,000,000           6.75           01/24/01          4,978,533
   Centennial Energy Holdings*                            1,300,000           6.79           01/29/01          1,293,175
   Centennial Energy Holdings*                            3,000,000           6.75           01/24/01          2,987,120
   Centennial Energy Holdings*                            3,000,000           6.89           01/16/01          2,991,438
   Florida Power Corp.                                    5,000,000           6.95           01/12/01          4,989,458
   Florida Power Corp.                                    2,000,000           7.00           01/12/01          1,995,753
   Florida Power Corp.                                    3,500,000           6.94           01/19/01          3,487,908
   Florida Power Corp.                                    1,000,000           6.90           01/12/01            997,907

                                                                                     (continued)

                                    18



                                   GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Utilities (continued)
   South Carolina Electric & Gas Co.                    $ 1,883,000           6.69           01/24/01       $  1,875,000
   Wisconsin Electric Power Co.                           2,800,000           6.60           01/17/01          2,791,849
                                                                                                            ------------
                                                                                                              28,388,141
                                                                                                            ------------

 TOTAL COMMERCIAL PAPER (88.58%) (AMORTIZED COST $217,870,614)                                               217,868,155
                                                                                                            ------------

 FLOATING RATE NOTES
   Racers Trust - Zurich Capital FLT                      8,500,000                          12/15/01          8,500,000
   GTE Corp. FLT                                          9,000,000                          01/05/01          9,000,045
                                                                                                            ------------

 TOTAL FLOATING NOTES (7.13%) (AMORTIZED COST $17,499,924)                                                    17,500,045
                                                                                                            ------------

 TIME DEPOSITS
   Banco Espirito Santo Euro                              2,000,000           6.66           02/28/01          2,000,000
   Banco Espirito Santo Euro                              5,000,000           5.72           01/26/01          5,000,000
   Banco Espirito Santo Euro                              3,000,000           7.03           07/19/01          3,000,000
                                                                                                            ------------

 TOTAL TIME DEPOSITS (4.07%) (AMORTIZED COST $10,000,000)                                                     10,000,000
                                                                                                            ------------


 TOTAL NET INVESTMENTS (99.78%) (AMORTIZED COST $245,370,538)                                                245,368,200

   Other net assets (0.22%)                                                                                      554,672
                                                                                                            ------------

 TOTAL NET ASSETS (100.00%)                                                                                 $245,922,872
                                                                                                            ============

 * Commercial paper sold within terms of a private placement memorandum, exempt from registration under Sections 4(2) of the Securtiy Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board of directors.

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 MANAGEMENT DISCUSSION

 The bond market story for 2000 was the huge U.S. budget surplus and the decline of outstanding U.S. government debt. While the Federal Reserve pushed up short-term rates three times during the year 2000, longer-term rates fell across the board. The falling interest rate environment helped the U.S. bond markets to perform very well in the year 2000.

 The Bond Index Fund returned 12.07% for the year 2000. The Lehman Government/Credit Index returned 11.85% for the year, outperforming the broader Lehman Aggregate Index. U.S. Treasury bonds were the best performing sector of the bond markets in 2000. Government bond buybacks helped the Treasury market while the economic downturn caused prices to decline in the corporate bond market. High yield bonds were the worst performers in the bond market sectors for the year 2000.


 GROWTH OF A $10,000 INVESTMENT

                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

     Average Annual Returns*                          12.07%        5.89%         7.39%          7.90%

     * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $ 99,153,141
     Short term securities                    5,098,343
                                           ------------
       Total investments                    104,251,484
   Cash                                             845
   Interest receivable                        1,793,648
                                           ------------
       Total assets                         106,045,977
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      22,292
   Payable to General American Life
    Insurance Company                             4,458
                                           ------------
       Total liabilities                         26,750
                                           ------------
         Total net assets                  $106,019,227
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $ 99,636,133
   Accumulated undistributed net
    investment income                           208,593
   Accumulated net unrealized
    appreciation on investments               6,174,501
                                           ------------
       Net assets                          $106,019,227
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 3,866,764

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      27.42

 TOTAL AMORTIZED COST OF INVESTMENTS       $101,516,719


 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Interest                                $ 5,825,800
                                           -----------
     Total investment income                 5,825,800
                                           -----------
 EXPENSES:
   Investment management charge                225,234
   Administrative charge                        45,047
                                           -----------
     Total expenses                            270,281
                                           -----------
       Net investment income                 5,555,519
                                           -----------
 NET REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments           (621,759)
                                           -----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain from investments      6,174,501
                                           -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                               $11,108,261
                                           ===========



 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            -----------
                                                                   2000                   1999
                                                               ------------            -----------
 Operations:
     Net investment income                                     $  5,555,519            $ 4,132,664
     Net realized (loss) on investments                            (621,759)              (230,745)
     Net unrealized gain (loss) on investments                    6,174,501             (6,053,536)
                                                               ------------            -----------
         Net increase (decrease) in net assets from
           operations                                            11,108,261             (2,151,617)
     Capital share transactions                                  23,869,937              4,015,548
                                                               ------------            -----------
         Net increase in net assets                              34,978,198              1,863,931
     Net assets, beginning of year                               71,041,029             69,177,098
                                                               ------------            -----------
 Net assets, end of year                                       $106,019,227            $71,041,029
                                                               ============            ===========

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED DECEMBER 31
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              --------       -------       -------       -------       -------
 Net asset value, beginning of year (1)                       $  24.46       $ 25.19       $ 23.19       $ 21.21       $ 20.59
                                                              --------       -------       -------       -------       -------
 Income from operations:
 Net investment income                                            1.58          1.42          1.40          1.39          1.29
 Net realized and unrealized gain (loss) on investments           1.38         (2.15)         0.60          0.59         (0.67)
                                                              --------       -------       -------       -------       -------
 Net increase (decrease) in asset value per share                 2.96         (0.73)         2.00          1.98          0.62
                                                              --------       -------       -------       -------       -------
 Net asset value, end of year                                 $  27.42       $ 24.46       $ 25.19       $ 23.19       $ 21.21
                                                              ========       =======       =======       =======       =======

 Total return (2)                                               12.07%        (2.88%)        8.61%         9.34%         3.02%

 Net assets, end of year (in thousands)                       $106,019       $71,041       $69,177       $48,330       $38,015
 Ratio of expenses to average net assets                         0.30%         0.30%         0.30%         0.30%         0.30%
 Ratio of net investment income to average net assets            6.21%         5.75%         5.80%         6.25%         6.26%
 Portfolio turnover rate                                        25.05%        28.86%        54.00%        47.40%        44.28%

                                                                                   YEAR ENDED DECEMBER 31
                                                              ----------------------------------------------------------------
                                                                1995          1994          1993          1992          1991
                                                              --------       -------       -------       -------       -------
 Net asset value, beginning of year (1)                       $  17.30       $ 18.03       $ 16.33       $ 15.32       $ 13.44
                                                              --------       -------       -------       -------       -------
 Income from operations:
 Net investment income                                            1.25          1.06          1.07          1.09          1.08
 Net realized and unrealized gain (loss) on investments           2.04         (1.79)         0.63         (0.08)         0.80
                                                              --------       -------       -------       -------       -------
 Net increase (decrease) in asset value per share                 3.29         (0.73)         1.70          1.01          1.88
                                                              --------       -------       -------       -------       -------
 Net asset value, end of year                                 $  20.59       $ 17.30       $ 18.03       $ 16.33       $ 15.32
                                                              ========       =======       =======       =======       =======

 Total return (2)                                               19.02%        (4.04%)       10.39%         6.57%        14.00%

 Net assets, end of year (in thousands)                       $ 39,316       $26,458       $47,636       $20,217       $14,438
 Ratio of expenses to average net assets*                        0.30%         0.30%         0.30%         0.39%         0.42%
 Ratio of net investment income to average net assets            6.43%         6.19%         6.11%         6.89%         7.63%
 Portfolio turnover rate                                        35.35%        46.42%         8.80%        43.50%         2.23%


 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

 * Name and investment objective changed from Intermediate Bond Fund on October 1, 1992. The Investment advisor charges changed from .375 percent to .250 percent of the average daily value of the net assets on October 1, 1992. The objective of the Bond Index Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole.

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 CORPORATE BONDS
 Aerospace & Military Technology (0.47%)
   Raytheon Co., 6.45%, due 08/15/2002                         $  500,000       $   499,685
                                                                                -----------
 Business Machines (0.94%)
   Pitney Bowes Credit Corp., 5.65%, due 01/15/2003             1,000,000           993,640
                                                                                -----------
 Commercial Banking (5.84%)
   ABN AMRO Bank-NY, 7.125%, due 10/15/2093                       500,000           440,200
   Chase Manhattan Corp., 7.0%, due 11/15/2009                  1,000,000           992,500
   HSBC Holding PLC, 7.5%, due 07/15/2009                         500,000           521,305
   Inter-American Development Bank, 5.375%, due 11/18/2008      1,700,000         1,633,717
   NationsBank Corp., 7.75%, due 08/15/2015                     1,100,000         1,108,283
   Sanwa Finance Aruba, 8.35%, due 07/15/2009                     500,000           514,885
   Wells Fargo Capital, 7.95%, due 12/01/2026                   1,000,000           982,230
                                                                                -----------
                                                                                  6,193,120
                                                                                -----------
 Domestic Oil (1.70%)
   Burlington Resources, 8.5%, due 10/01/2001                   1,000,000         1,013,000
   Conoco Inc., 5.9%, due 04/15/2004                              800,000           794,376
                                                                                -----------
                                                                                  1,807,376
                                                                                -----------
 Finance (Non-Banking) (5.78%)
   Associates Corp N American, 5.8%, due 04/20/2004               500,000           491,505
   Citigroup Inc., 7.45%, due 06/06/2002                        1,000,000         1,018,450
   Daimler Chrysler, 7.125%, due 03/01/2002                     1,000,000           999,920
   Household Finance, 7.875%, due 03/01/2007                    1,000,000         1,050,850
   Lehman Brothers Holdings Inc., 7.750%, due 01/15/05          1,000,000         1,035,540
   Merrill Lynch & Co. Inc., 7.0%, due 03/15/2006               1,500,000         1,535,010
                                                                                -----------
                                                                                  6,131,275
                                                                                -----------
 Food & Agriculture (0.92%)
   Coca Cola Enterprises, 5.75%, due 11/01/2008                   500,000           477,835
   Diageo Capital PLC, 6.125%, due 08/15/2005                     500,000           497,765
                                                                                -----------
                                                                                    975,600
                                                                                -----------
 Energy Raw Materials (1.43%)
   Enron Corp., 9.125%, due 04/01/2003                            500,000           530,895
   Williams Co., 7.625%, due 07/15/2019                         1,000,000           989,510
                                                                                -----------
                                                                                  1,520,405
                                                                                -----------
 International Oil (0.46%)
   Norsk Hydro AS, 6.36%, due 01/15/2009                          500,000           489,370
                                                                                -----------
 Media (4.25%)
   Cox Communications Inc., 7.75%, due 08/15/2006               1,000,000         1,029,740
   Disney (Walt) Co., 5.125%, due 12/15/2003                      500,000           488,960
   News America Inc., 6.625%, due 01/09/2008                      800,000           755,608
   Time Warner Inc., 10.15%, due 05/01/2012                     1,000,000         1,224,560
   Westinghouse Electric, 8.875%, due 06/01/2001                1,000,000         1,009,840
                                                                                -----------
                                                                                  4,508,708
                                                                                -----------
 Miscellaneous & Conglomerates (0.95%)
   General Electric Capital Corp., 6.65%, due 09/03/2002        1,000,000         1,010,360
                                                                                -----------

                                                       (continued)

                                    23



                      GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

-------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 Motor Vehicles (1.86%)
   Ford Motor Co., 6.625%, due 10/01/2028                      $  500,000       $   421,600
   Ford Motor Credit, 7.75%, due 02/15/2007                       500,000           512,460
   General Motors Acceptance Corp., 7.75%, due 01/19/2010       1,000,000         1,032,020
                                                                                -----------
                                                                                  1,966,080
                                                                                -----------
 Railroads & Shipping (0.94%)
   Union Pacific Corp., 6.4%, due 02/01/2006                    1,000,000           993,650
                                                                                -----------
 Retail (0.83%)
   Lowes Companies Inc., 6.875%, due 02/15/2028                 1,000,000           874,830
                                                                                -----------
 Soaps & Cosmetics (0.99%)
   Unilever Capital Corp., 7.125%, due 11/01/2010               1,000,000         1,047,520
                                                                                -----------
 Telephone (5.23%)
   Alltel Corp., 6.8%, due 05/01/2029                             500,000           414,330
   AT&T Corp., 6.00%, due 03/15/2009                            1,000,000           894,460
   GTE North Inc. Series H, 5.65%, due 11/15/2008               2,000,000         1,853,200
   Southwestern Bell, 6.625%, due 07/15/2007                    1,000,000           996,830
   Sprint Capital Corp., 6.125%, due 11/15/2008                 1,000,000           899,420
   Telecom de Puerto Rico, 6.15%, due 05/15/2002                  500,000           488,930
                                                                                -----------
                                                                                  5,547,170
                                                                                -----------
 Travel & Recreation (0.66%)
   Hertz Corp., 7.00%, 04/15/2001                                 700,000           700,497
                                                                                -----------
 Utilities, Electrical & Gas (2.50%)
   Consolidated Edison Co. of NY Inc., 6.45%, due 12/01/2007    1,000,000           974,790
   Hydro Quebec, 8.40%, 01/15/2022                              1,000,000         1,181,820
   Potomac Electric Power, 6.0%, due 04/01/2004                   500,000           491,470
                                                                                -----------
                                                                                  2,648,080
                                                                                -----------

 TOTAL CORPORATE BONDS (35.75%) (AMORTIZED COST $37,415,891)                     37,907,366
                                                                                -----------

 AGENCY SECURITIES
 Government & State Agency (15.08%)
   Federal Home Loan Mortgage Co., 7.00%, due 07/15/2005        1,000,000         1,049,370
   FHLB, 5.085%, due 10/07/2008                                 1,000,000           937,660
   FHLB, 5.875%, due 09/17/2001                                 1,000,000         1,000,000
   FHLMC, 7.375%, due 05/15/2003                                2,000,000         2,077,180
   FNMA, 6.80%, due 01/10/2003                                    500,000           510,780
   FNMA, 5.875%, due 04/23/2004                                 1,000,000           987,500
   FNMA, 5.750%, due 02/15/2008                                 1,000,000           989,840
   FNMA, 5.750%, due 04/15/2003                                 1,000,000         1,002,030
   FNMA, 5.750%, due 06/15/2005                                 1,700,000         1,701,598
   FNMA, 6.375%, due 06/15/2009                                 1,500,000         1,538,205
   FNMA, 6.210%, due 08/06/2038                                   625,000           614,650
   FNMA., 7.10%, due 10/18/2004                                 1,000,000         1,009,060
   FNMA, 7.00%, due 07/15/2005                                  1,000,000         1,049,530
   Italy - Global, 7.25%, due 02/07/2005                          500,000           526,535
   Tennessee Valley Authority, 6.00%, due 03/15/2013            1,000,000           990,940
                                                                                -----------

 TOTAL AGENCY SECURITIES (15.08%) (AMORTIZED COST
   $15,551,177)                                                                  15,984,878
                                                                                -----------

                                                      (continued)

                                    24



                      GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES
 United States Government Securities (40.75%)
   US Treasury, 6.0%, due 08/15/2009                           $1,000,000       $ 1,055,160
   US Treasury Bonds, 10.75%, due 02/15/2003                    1,000,000         1,108,590
   US Treasury Bonds, 9.875%, due 11/15/2015                      500,000           720,235
   US Treasury Bonds, 7.25%, due 05/15/2016                     1,000,000         1,176,250
   US Treasury Bonds, 8.75%, due 05/15/2017                     1,000,000         1,343,120
   US Treasury Bonds, 8.125%, due 08/15/2019                    1,800,000         2,326,788
   US Treasury Bonds, 7.875%, due 02/15/2021                    1,300,000         1,654,250
   US Treasury Bonds, 7.250%, due 08/15/2022                    2,500,000         3,014,050
   US Treasury Bonds, 6.625%, due 02/15/2027                    1,000,000         1,142,190
   US Treasury Bonds, 5.50%, due 08/15/2028                     1,000,000           991,560
   US Treasury Bonds, 5.25%, due 11/15/2028                     1,000,000           957,190
   US Treasury Notes, 6.25%, due 08/15/2023                     1,000,000         1,081,560
   US Treasury Notes, 6.00%, due 02/15/2026                     2,300,000         2,423,625
   US Treasury Notes, 6.125%, due 11/15/2027                    2,000,000         2,150,320
   US Treasury Notes, 6.25%, due 01/31/2002                     1,000,000         1,007,810
   US Treasury Notes, 6.50%, due 05/31/2002                     1,000,000         1,015,000
   US Treasury Notes, 6.25%, due 06/30/2002                     1,000,000         1,012,810
   US Treasury Notes, 6.125%, due 08/15/2007                      500,000           526,485
   US Treasury Notes, 5.750%, due 10/31/2002                    1,000,000         1,008,910
   US Treasury Notes, 4.75%, due 11/15/2008                     1,000,000           972,340
   US Treasury Notes, 5.75%, due 08/15/2003                     2,300,000         2,333,419
   US Treasury Notes, 5.875%, due 02/15/2004                    3,000,000         3,061,410
   US Treasury Notes, 7.25%, due 05/15/2004                     2,000,000         2,127,820
   US Treasury Notes, 7.25%, due 08/15/2004                     1,000,000         1,069,060
   US Treasury Notes, 7.875%, due 11/15/2004                    1,000,000         1,094,840
   US Treasury Notes, 6.5%, due 05/15/2005                      3,000,000         3,165,000
   US Treasury Notes, 5.875%, due 11/15/2005                    1,000,000         1,034,370
   US Treasury Notes, 7.00%, due 07/15/2006                     1,000,000         1,088,440
   US Treasury Bonds, 6.50%, due 10/15/2006                       500,000           533,595
   US Treasury Bonds, 6.25%, due 10/31/2001                     1,000,000         1,005,000
                                                                                -----------
                                                                                 43,201,197
                                                                                -----------
 Other Government Securities (1.94%)
   State of Israel, 6.375%, due 12/15/2005                      1,000,000           963,910
   Manitoba Province, 7.5%, due 02/22/2010                      1,000,000         1,095,790
                                                                                -----------
                                                                                  2,059,700
                                                                                -----------

 TOTAL GOVERNMENT SECURITIES (42.69%) (AMORTIZED COST
   $43,451,308)                                                                  45,260,897
                                                                                -----------

 TOTAL BONDS (93.52%) (AMORTIZED COST $96,418,376)                               99,153,141
                                                                                -----------

                                                      (continued)

                                    25



                       GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 -------------------------------------------------------------------------------------------
                                                                   PAR             MARKET
 SHORT TERM SECURITIES                                            VALUE            VALUE
 -------------------------------------------------------------------------------------------
 Commercial Paper (4.81%)
   Cooperative Assoc. of Trac B, due 01/05/01                  $1,490,000       $  1,488,881
   Centennial Energy Holdings, due 01/24/01                     3,625,000          3,609,462
                                                                                ------------

 TOTAL SHORT TERM SECURITIES (4.81%) (AMORTIZED COST
   $5,098,343)                                                                     5,098,343
                                                                                ------------


 TOTAL INVESTMENTS (98.33%) (AMORTIZED COST $101,516,719)                        104,251,484

   Other net assets (1.67%)                                                        1,767,743
                                                                                ------------

 TOTAL NET ASSETS (100.00%)                                                     $106,019,227
                                                                                ============

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


 MANAGEMENT DISCUSSION

 The fund performed strongly in the fourth quarter and for the full year, returning 6.3% and 12.6%, versus 3.6% and 7.0% for the Russell 1000 Value and 1.6% and 6.1% for Barra Value, respectively. Investments in industrial companies and companies exposed to commodities like energy, paper and aluminum were among the large cap value strategy's best performers in the fourth quarter of 2000. Although the outlook for the businesses (other than energy producers) of these companies deteriorated as the economic outlook deteriorated, their stocks performed well because the stocks had become very inexpensive. Exposure to communications services, media and technology industries hurt performance. These businesses suffered from a combination of fundamental disappointment and a general contraction of their price to earnings ratios as investors moved capital out of these sectors. Investments in health care and electric utilities were reduced in the fourth quarter as price targets were reached. These companies appear fairly valued as investors have shifted capital to companies exhibiting earnings stability. Investments in energy were also reduced as the stocks discounted the currently good fundamental environment.

 Our investment strategy is to assemble a diversified portfolio of good companies whose common stocks trade at levels, which we believe to represent a discount to their intrinsic worth when their stock prices are related to their long-term business prospects. This strategy is implemented irrespective of the economic or market environment. Currently, based on valuation, our portfolio has significant overweights in retail, commercial services, chemicals and communications services.


 GROWTH OF A $10,000 INVESTMENT

                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

     Average Annual Returns*                         12.62%        14.59%        14.05%         11.30%

     * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

           GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $55,885,338
   Cash                                          20,063
   Broker receivable                            317,991
   Dividends receivable                          68,416
                                            -----------
       Total assets                          56,291,808
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      13,712
   Payable to General American Life
    Insurance Company                             4,635
   Payable to broker                             81,581
                                            -----------
       Total liabilities                         99,928
                                            -----------
         Total net assets                   $56,191,880
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $68,928,584
   Accumulated overdistributed net
    investment income                          (209,170)
   Accumulated net unrealized appreciation
    on investments                          (12,527,534)
                                            -----------
       Net assets                           $56,191,880
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,359,138

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     41.34

 TOTAL AMORTIZED COST OF INVESTMENTS        $52,181,034


 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                               $    965,524
   Interest                                      68,024
                                           ------------
     Total investment income                  1,033,548
                                           ------------
 EXPENSES:
   Investment management charge                 170,111
   Administrative charge                         58,017
                                           ------------
     Total expenses                             228,128
                                           ------------
       Net investment income                    805,420
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          18,535,496
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (12,527,534)
                                           ------------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                               $  6,813,382
                                           ============


 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            -----------
                                                                   2000                   1999
                                                               ------------            -----------
 Operations:
     Net investment income                                     $    805,420            $   704,040
     Net realized gain on investments                            18,535,496              2,449,375
     Net unrealized loss on investments                         (12,527,534)              (859,001)
                                                               ------------            -----------
         Net increase in net assets from operations               6,813,382              2,294,414
     Capital share transactions                                 (15,333,251)               613,618
                                                               ------------            -----------
         Net increase (decrease) in net assets                   (8,519,869)             2,908,032
     Net assets, beginning of year                               64,711,749             61,803,717
                                                               ------------            -----------
 Net assets, end of year                                       $ 56,191,880            $64,711,749
                                                               ============            ===========

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


 FINANCIAL HIGHLIGHTS

                                                                                 YEAR ENDED DECEMBER 31
                                                           ------------------------------------------------------------------
                                                             2000           1999          1998          1997           1996
                                                           --------       --------       -------       -------       --------

 Net asset value, beginning of year (1)                    $  36.71       $  35.63       $ 31.20       $ 25.31       $  20.93
                                                           --------       --------       -------       -------       --------
 Income from operations:
 Net investment income                                         0.52           0.42          0.48          0.63           0.68
 Net realized and unrealized gain on investments               4.11           0.66          3.95          5.26           3.70
                                                           --------       --------       -------       -------       --------
 Net increase in asset value per share                         4.63           1.08          4.43          5.89           4.38
                                                           --------       --------       -------       -------       --------
 Net asset value, end of year                              $  41.34       $  36.71       $ 35.63       $ 31.20       $  25.31
                                                           ========       ========       =======       =======       ========

 Total return (2)                                            12.62%          3.04%        14.19%        23.29%         20.92%

 Net assets, end of year (in thousands)                    $ 56,192       $ 64,712       $61,804       $59,138       $ 48,587
 Ratio of expenses to average net assets (3)                  0.39%          0.39%         0.39%         0.41%          0.47%
 Ratio of net investment income to average net
   assets                                                     1.38%          1.14%         1.46%         2.19%          2.97%
 Portfolio turnover rate                                    162.96%         16.00%        67.23%        49.43%         36.44%

                                                                                 YEAR ENDED DECEMBER 31
                                                           ------------------------------------------------------------------
                                                             1995           1994          1993          1992           1991
                                                           --------       --------       -------       -------       --------

 Net asset value, beginning of year (1)                    $  15.69       $  16.27       $ 14.95       $ 14.02       $  11.10
                                                           --------       --------       -------       -------       --------
 Income from operations:
 Net investment income                                         0.58           0.43          0.32          0.35           0.38
 Net realized and unrealized gain (loss) on
   investments                                                 4.66          (1.01)         1.00          0.58           2.54
                                                           --------       --------       -------       -------       --------
 Net increase (decrease) in asset value per share              5.24          (0.58)         1.32          0.93           2.92
                                                           --------       --------       -------       -------       --------
 Net asset value, end of year                              $  20.93       $  15.69       $ 16.27       $ 14.95       $  14.02
                                                           ========       ========       =======       =======       ========

 Total return (2)                                            33.37%         (3.58%)        8.87%         6.66%         26.23%

 Net assets, end of year (in thousands)                    $ 40,902       $ 31,487       $32,885       $29,401       $ 22,006
 Ratio of expenses to average net assets                      0.48%          0.49%         0.50%         0.51%          0.53%
 Ratio of net investment income to average net
   assets                                                     3.14%          2.65%         2.07%         2.55%          2.99%
 Portfolio turnover rate                                     44.82%        103.93%        25.89%         9.34%         12.15%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3) On March 1, 1997, Conning Asset Management Company took over the asset management of the Managed Equity Fund. The management fee was reduced from .50 percent to .40 percent on the first $10 million of assets, from .35 percent to .30 percent on the balance over $10 million and less than $30 million and from .30 percent to .25 percent on the balance in excess of $30 million.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

--------------------------------------------------------------
                                                     MARKET
COMMON STOCK                           SHARES        VALUE
--------------------------------------------------------------
 Business Machines (1.57%)
   IBM Corp.*                           10,370     $   881,450
                                                   -----------
 Business Services (3.41%)
   Cendant Corp.                       140,700       1,354,237
   First Data Corp.*                    10,700         563,751
                                                   -----------
                                                     1,917,988
                                                   -----------
 Chemicals (8.15%)
   Dow Chemical Co.*                    25,600         937,600
   E I Du Pont De Nemours & Co.*        20,000         966,240
   Honeywell International Inc.*         9,965         471,464
   Pharmacia Corp.*                     13,900         847,900
   Rohm & Haas Co.*                     37,300       1,354,438
                                                   -----------
                                                     4,577,642
                                                   -----------
 Commercial Banking (9.61%)
   Chase & Co.*                          5,175         235,136
   Citigroup Inc.*                      30,961       1,580,931
   First Union Corp.*                   33,900         942,827
   Mellon Financial Corp.*              24,600       1,210,000
   Suntrust Banks Inc.*                 22,700       1,430,100
                                                   -----------
                                                     5,398,994
                                                   -----------
 Construction (1.52%)
   Vivendi Adr.*                        13,040         851,668
                                                   -----------
 Domestic Oil (2.45%)
   Unocal Corp.*                        35,600       1,377,257
                                                   -----------
 Drugs & Medicines (2.39%)
   Abbott Laboratories*                 15,300         741,086
   Schering-Plough Corp.*               10,600         601,550
                                                   -----------
                                                     1,342,636
                                                   -----------
 Electronics (1.65%)
   Motorola Inc.*                       45,800         927,450
                                                   -----------
 Energy & Utilities (3.81%)
   Burlington Resources*                22,900       1,156,450
   TXU Corporation*                     22,200         983,726
                                                   -----------
                                                     2,140,176
                                                   -----------
 Energy Raw Materials (2.12%)
   Halliburton Co.*                     32,900       1,192,625
                                                   -----------
 Finance (Non-Banking) (8.80%)
   Fleet Boston Financial Corp.*        30,800       1,156,910
   J P Morgan & Co. Inc.*                7,000       1,158,500
   Morgan Stanley, Dean Witter
     & Co.*                             17,400       1,378,950
   Aim Liquid Asset Portfolio-
     Cash Management                 1,251,242       1,251,242
                                                   -----------
                                                     4,945,602
                                                   -----------




--------------------------------------------------------------
                                                     MARKET
COMMON STOCK                            SHARES       VALUE
--------------------------------------------------------------
 Government & State Agency (2.64%)
   Federal National Mortgage
     Association*                       17,100     $ 1,483,425
                                                   -----------
 Industrial Miscellaneous (2.93%)
   Electronic Data Systems Corp.*       10,100         583,275
   Waste Management Inc.*               38,300       1,062,825
                                                   -----------
                                                     1,646,100
                                                   -----------
 Insurance (6.35%)
   Marsh & McLennan Cos. Inc.*           8,400         982,800
   St. Paul Companies Inc.*             20,400       1,107,965
   XL Capital Ltd. - Class A*           16,900       1,476,638
                                                   -----------
                                                     3,567,403
                                                   -----------
International Oil (5.44%)
   BP Amoco PLC*                        13,632         652,632
   Exxon Mobil Corp.*                   15,332       1,332,918
   Texaco Inc.*                         17,200       1,068,550
                                                   -----------
                                                     3,054,100
                                                   -----------
 Media (1.11%)
   Gannett Co. Inc.*                     9,900         624,314
                                                   -----------
 Miscellaneous & Conglomerates (2.86%)
   Hartford Financial Services Group*   10,800         762,750
   Minnesota Mining & Manufacturing*     7,000         843,500
                                                   -----------
                                                     1,606,250
                                                   -----------
 Motor Vehicles (1.93%)
   General Motors - Class H             47,100       1,083,300
                                                   -----------
 Non-Ferrous Metals (1.85%)
   Alcoa Inc.                           31,020       1,039,170
                                                   -----------
 Paper & Forest Products (2.18%)
   International Paper Co.*             30,000       1,224,360
                                                   -----------
 Producer Goods (3.70%)
   Caterpillar Inc.*                    27,200       1,286,886
   Delphi Automotive Systems*           70,500         793,125
                                                   -----------
                                                     2,080,011
                                                   -----------
 Railroads & Shipping (0.94%)
   Burlington Northern Santa Fe*        18,700         529,434
                                                   -----------
 Retail (7.50%)
   Federated Department Stores          38,500       1,347,500
   Gap Inc.*                            40,300       1,027,650


                            (continued)

                                     30



           GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

--------------------------------------------------------------
                                                     MARKET
COMMON STOCK                            SHARES       VALUE
--------------------------------------------------------------
 Retail (continued)
   McDonald's Corp.*                    30,900     $ 1,050,600
   Staples Inc.                         66,700         787,860
                                                   -----------
                                                     4,213,610
                                                   -----------
 Telephone (9.84%)
   A T & T Corp.*                       71,050       1,230,018
   Bellsouth Corp.*                     15,900         650,898
   SBC Communications Inc.*             23,700       1,131,675
   Verizon Communications*              26,300       1,318,288
   Worldcom Inc.                        85,400       1,200,895
                                                   -----------
                                                     5,531,774
                                                   -----------
 Tobacco (1.54%)
   Philip Morris Companies Inc.*        19,730         868,120
                                                   -----------
 Travel & Recreation (2.20%)
   Walt Disney Productions*             42,800       1,238,504
                                                   -----------
 Utilities Electrical & Gas (0.96%)
   Southern Co.*                        16,300         541,975
                                                   -----------

 TOTAL COMMON STOCK (99.45%)
   (COST $52,181,034)                               55,885,338
                                                   -----------

 TOTAL INVESTMENTS (99.45%)
   (AMORTIZED COST $52,181,034)                     55,885,338


   Other net assets (0.55%)                            306,542
                                                   -----------


 TOTAL NET ASSETS (100.00%)                        $56,191,880
                                                   ===========

 * Non-income producing securities.

 See accompanying notes to financial statements.

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND


 MANAGEMENT DISCUSSION

 The fund trailed the market in the fourth quarter returning -5.2% versus -3.1% for the weighted index (60% S&P 500 and 40% Lehman Brothers Government Corporate Index). For the year, the fund realized positive relative performance returning 1.4% versus -1.0% for the blended index. The asset allocation decision to remain underweighted in equities proved to be a positive decision as equities fell and bonds rallied during the quarter. Within the equity portion of the portfolio, we were positioned defensively entering the fourth quarter to reflect the slowing economy and slower expected earnings growth in 2001. We were overweighted in Energy, Health Care and Financial Services. These overweights were successful, but were more than offset by the negative impact of our overweight in Technology and underweights in Consumer Staples and Materials. In a quarter where growth was generally out of favor, our security selection disciplines resulted in a portfolio whose holdings lagged the benchmark in the majority of sectors. The shortfalls were most severe in the Consumer Discretionary, Utilities, Health Care and Technology sectors.

 In the fixed income portion of the portfolio, expectations of slower economic growth continued to push rates lower during the quarter. We added slightly to our duration position in October, focusing our buying in intermediates. This sector performed best during the quarter, having a positive impact on performance. High quality spreads tightened modestly during the quarter and our allocations to long maturity Agency securities, asset-backed and commercial mortgage-backed securities contributed to performance. The corporate market underperformed as the investors continued to factor in weaker economic growth and expectations of continued erosion in credit quality. Our modest underweight in corporates, combined with an underweight in lower-quality securities and favorable strategies with the telecommunication and banking sectors, contributed positively to performance. Mortgages underperformed as interest rates fell; our overweight in the sector modestly hurt performance.

 During 2001, we expect the rate of economic growth to slow substantially from the pace of early 2000, but we believe that real GDP growth will remain positive, thus allowing the economy to avoid a recession. The Fed's rate cut in early January, 2001 will likely be followed by others as the Fed tries to keep growth positive. For the year, economic growth is expected to be about 2.5%. We believe that inflation has peaked, in large part due to softening oil prices and labor markets. Oil prices have probably peaked, although natural gas prices will remain high for some period of time.


 GROWTH OF A $10,000 INVESTMENT

                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

     Average Annual Returns*                          1.36%        15.14%        13.37%         12.37%

     * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $ 60,067,859
     Common stocks                           79,996,438
     Short term securities                    9,000,000
                                           ------------
       Total investments                    149,064,297
   Cash                                          73,162
   Accounts Receivable                               59
   Receivable from broker                     1,119,810
   Dividends and interest receivable            981,376
                                           ------------
       Total assets                         151,238,704
                                           ------------

 LIABILITIES:
   Payable to broker                          3,804,671
   Payable to Conning Asset Management
    Company                                      63,284
   Payable to General American Life
    Insurance Company                            12,657
       Total liabilities                      3,880,612
                                           ------------
         Total net assets                  $147,358,092
                                           ============

 COMPONENTS OF NET ASSETS:
   Paid-in capital                         $198,293,232
   Accumulated undistributed net
    investment income                           125,770
   Accumulated undistributed net realized
    gain on investments                         247,542
   Accumulated net unrealized
    depreciation on investments             (51,308,452)
                                           ------------
       Net assets                          $147,358,092
                                           ============
 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 3,138,500
 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      46.95
 TOTAL AMORTIZED COST OF INVESTMENTS       $139,131,749

 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                                $   941,814
   Interest                                   2,920,408
                                            -----------
     Total investment income                  3,862,222
                                            -----------
 EXPENSES:
   Investment management charge                 784,031
   Administrative charge                        156,806
                                            -----------
     Total expenses                             940,837
                                            -----------
       Net investment income                  2,921,385
                                            -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          50,539,784
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (51,308,452)
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $ 2,152,717
                                            ===========

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   2000                    1999
                                                               ------------            ------------
 Operations:
     Net investment income                                     $  2,921,385            $  2,091,559
     Net realized gain on investments                            50,539,784                  43,126
     Net unrealized gain (loss) on investments                  (51,308,452)             26,655,271
                                                               ------------            ------------
         Net increase in net assets from operations               2,152,717              28,789,956
     Capital share transactions                                  (6,855,188)             (1,238,902)
                                                               ------------            ------------
         Net increase (decrease) in net assets                   (4,702,471)             27,551,054
     Net assets, beginning of year                              152,060,563             124,509,509
                                                               ------------            ------------
 Net assets, end of year                                       $147,358,092            $152,060,563
                                                               ============            ============

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 FINANCIAL HIGHLIGHTS


                                                                               YEAR ENDED DECEMBER 31
                                                         -------------------------------------------------------------------
                                                           2000           1999           1998           1997          1996
                                                         --------       --------       --------       --------       -------

 Net asset value, beginning of year (1)                  $  46.32       $  37.55       $  31.86       $  26.83       $ 23.20
                                                         --------       --------       --------       --------       -------
 Income from operations:
 Net investment income                                       0.91           0.63           0.81           0.96          0.93
 Net realized and unrealized loss on investments            (0.28)          8.14           4.88           4.07          2.70
                                                         --------       --------       --------       --------       -------
 Net increase in asset value per share                       0.63           8.77           5.69           5.03          3.63
                                                         --------       --------       --------       --------       -------
 Net asset value, end of year                            $  46.95       $  46.32       $  37.55       $  31.86       $ 26.83
                                                         ========       ========       ========       ========       =======

 Total return (2)                                           1.36%         23.37%         17.86%         18.73%        15.66%

 Net assets, end of year (in thousands)                  $147,358       $152,061       $124,510       $111,269       $86,191
 Ratio of expenses to average net assets                    0.60%          0.60%          0.60%          0.60%         0.60%
 Ratio of net investment income to average net
   assets                                                   1.88%          1.56%          2.42%          3.24%         3.77%
 Portfolio turnover rate                                  155.18%         12.21%         34.03%         36.34%        32.78%

                                                                               YEAR ENDED DECEMBER 31
                                                         -------------------------------------------------------------------
                                                           1995           1994           1993           1992          1991
                                                         --------       --------       --------       --------       -------

 Net asset value, beginning of year (1)                  $  18.00       $  18.74       $  17.11       $  16.04       $ 13.39
                                                         --------       --------       --------       --------       -------
 Income from operations:
 Net investment income                                       0.82           0.68           0.60           0.62          0.65
 Net realized and unrealized gain (loss) on
   investments                                               4.38          (1.42)          1.03           0.45          2.00
                                                         --------       --------       --------       --------       -------
 Net increase (decrease) in asset value per share            5.20          (0.74)          1.63           1.07          2.65
                                                         --------       --------       --------       --------       -------
 Net asset value, end of year                            $  23.20       $  18.00       $  18.74       $  17.11       $ 16.04
                                                         ========       ========       ========       ========       =======

 Total return (2)                                          28.88%         (3.95%)         9.55%          6.66%        19.81%

 Net assets, end of year (in thousands)                  $ 73,387       $ 59,975       $ 65,070       $ 53,369       $21,149
 Ratio of expenses to average net assets                    0.60%          0.60%          0.60%          0.60%         0.60%
 Ratio of net investment income to average net
   assets                                                   3.92%          3.70%          3.33%          3.80%         4.37%
 Portfolio turnover rate                                   33.74%         75.24%         27.59%         12.14%         5.14%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------
 MORTGAGE BACKED SECURITIES AND CMO'S
 Government & State Agency (6.89%)
   FNMA, 5.25%, due 01/15/2003                                 $1,000,000   $    993,440
   FNMA, 6.37%, due 06/15/2009                                  1,675,000      1,717,662
   FNMA, 6.25%, due 11/15/2002                                  1,000,000      1,011,410
   FNMA, 7.25%, due 05/15/2030                                    525,000        597,513
   FNMA, 7.12%, due 06/15/2010                                    625,000        675,588
   FNMA, 7%, due 07/15/2005                                       675,000        708,433
   FNMA, 6.62%, due 10/15/2007                                    500,000        521,795
   FNMA 1992-128G, 6%, due 02/25/2022                             132,949        132,076
   FNMA - Pool #547151, 7%, due 11/25/2015                      1,146,416      1,158,591
   FNMA - Pool #563568, 7%, due 12/25/2030                        724,928        726,059
   FNMA - TBA, 7%, due 01/15/2016                                 750,000        758,175
   GNMA - Pool #434279, 6.5%, due 04/15/2014                      148,645        149,340
   GNMA Pool #505147, 6.5%, due 07/15/2014                        247,893        249,053
   Federal National Mortgage Association, 7.12%, due
     01/15/2030                                                   675,000        755,575
                                                                            ------------
                                                                              10,154,710
                                                                            ------------
 CMO's (6.30%)
   American Express Master Trust 1998-1 A, 5.9%, due
     04/15/2004                                                   895,000        895,277
   Citibank Cred. Card Master Tr I 1999-2, 5.87%, due
     03/10/2011                                                   950,000        927,438
   Citibank Credit Cards 2000-C1 C1, 7.45%, due 09/15/2007        850,000        872,185
   MBNA Master Credit Card Trust 1999-B A, 5.9%, due
     08/15/2011                                                   150,000        146,760
   MBNA Master Credit Card 2000-L A, 6.5%, due 11/15/2007         225,000        229,014
   NationsBank Credit Card Master Trust, 6%, due 12/15/2005       850,000        853,188

 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------
 CMO's (continued)
   Structured Asset SECs Corp. 1997, 6.79%, due 10/10/2034     $  670,488   $    679,707
   Bear Stearns CMS 199-WF2 A2, 7.08%, due 06/15/2009             700,000        725,151
   Bear Stearns CMS 2000-WF2 A1, 7.11%, due 09/15/2009            722,607        746,546
   DLJ Commercial MTGE Corp. 2000 CKP1, 6.93%, due 08/10/2009     348,386        358,074
   DLJ Commercial MTGE Corp. 2000 CKP1, 7.5%, due 09/10/2010      175,000        182,656
   J P Morgan & Co. Inc. CMF 1997-C5 Class, 7.23%, due
     09/15/2029                                                   325,000        333,632
   Morgan Stanley Capital I 1998-XL1 A1, 6.22%, due
     06/03/2030                                                   625,187        642,673
   Nationslink Funding 1998-2 E, 7.1%, due 11/20/2008             350,000        336,000
   Tenet Healthcare Corp. Sr. Note, 8%, due 01/15/2005            350,000        354,374
   MBNA Master Credit Card Trust 1999-J A, 7%, due 02/15/2012     950,000        994,650
                                                                            ------------
                                                                               9,277,325
                                                                            ------------

 TOTAL MORTGAGE BACKED SECURITIES AND
   CMO'S (13.19%) (AMORTIZED COST $18,806,873)                                19,432,035
                                                                            ------------

 CORPORATE BONDS
 Business Machines (0.16%)
   Honeywell Inc., 7.5%, due 03/01/2010                           225,000        243,839
                                                                            ------------
 Business Services (0.14%)
   Electronic Data Systems, 7.45%, due 10/15/2029                 200,000        202,060
                                                                            ------------
 Containers (0.23%)
   Ball Corp., 8.25%, due 08/01/2008                              350,000        336,875
                                                                            ------------
 Drugs & Medicines (0.25%)
   HCA - The Healthcare Company, 8.75%, due 09/01/2010            350,000        368,375
                                                                            ------------


                                                                    (continued)

                                    35


          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------
 Energy & Utilities (0.34%)
   Calpine Corp., 7.75%, due 04/15/2009                        $  350,000   $    327,397
   Nisource Finance, 7.5%, due 11/15/2003                         175,000        177,559
                                                                            ------------
                                                                                 504,956
                                                                            ------------
 Finance (Non-Banking) (3.07%)
   CIT Group Holdings Inc., 7.5%, due 11/14/2003                  350,000        358,218
   Citigroup Inc., 7.25%, due 10/01/2010                          750,000        775,717
   Citigroup Inc., 6.75%, due 12/01/2005                          300,000        305,784
   General Electric Capital Corp., 6.87%, due 11/15/2010          675,000        706,610
   Goldman Sachs Group, 7.8%, due 01/28/2010                      500,000        524,360
   Household Finance, 8%, due 05/09/2005                          300,000        314,595
   Merrill Lynch & Co. Inc., 7.37%, due 08/17/2002                500,000        508,720
   PP&L RRB 1999-1 A5 SEQ, 6.83%, due 03/25/2007                  475,000        483,609
   Qwest Capital Funding, 7.9%, due 08/15/2010                    525,000        545,932
                                                                            ------------
                                                                               4,523,545
                                                                            ------------
 Food & Agriculture (2.06%)
   Coca-Cola Company, 6.62%, due 10/01/2002                       500,000        505,415
   Coca-Cola Enterprises, 6.95%, due 11/15/2026                   275,000        267,768
   Conagra Inc., 7.87%, due 09/15/2010                            325,000        350,883
   Pepsi Bottling, 5.62%, due 02/17/2009                        2,000,000      1,907,280
                                                                            ------------
                                                                               3,031,346
                                                                            ------------
 Industrial Miscellaneous (1.19%)
   Echostar DBS Corp., 9.37%, due 02/01/2009                      175,000        169,750
   Harrahs Entertainment, 7.87%, due 12/15/2005                   350,000        346,500
   Lear Corp., 7.96%, due 05/15/2005                              175,000        164,115
   United Technologies Corp., 7.12%, due 11/15/2010               650,000        685,854

 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------
 Industrial Miscellaneous (continued)
   Williams Communication Group Inc., 10.7%, due 10/01/2007    $  175,000   $    134,750
   Woodside Petroleum, 6.6%, due 04/15/2008                       250,000        245,260
                                                                            ------------
                                                                               1,746,229
                                                                            ------------
 Insurance (0.50%)
   GE Global Insurance, 7.75%, due 06/15/2030                     700,000        736,826
                                                                            ------------
 Liquor (0.34%)
   Anheuser-Busch Companies Inc., 6.9%, due 10/01/2002            500,000        500,000
                                                                            ------------
 Media (0.41%)
   British Sky Broadcasting PLC, 6.87%, due 02/23/2009            350,000        305,610
   Charter Communications Holdings, 8.62%, due 04/01/2009         175,000        157,500
   News America Inc., 7.12%, due 04/08/2028                       175,000        138,009
                                                                            ------------
                                                                                 601,119
                                                                            ------------
 Miscellaneous & Conglomerates (0.12%)
   Tyco International Group, 6.25%, due 06/15/2003                175,000        172,520
                                                                            ------------
 Motor Vehicles (0.41%)
   Enterprise Rent a Car, 7.5%, due 06/15/2003                    325,000        332,332
   Ford Motor Credit, 7.87%, due 06/15/2010                       275,000        282,884
                                                                            ------------
                                                                                 615,216
                                                                            ------------
 Non-Durables & Entertainment (0.90%)
   Allied Waste Industries Inc., 7.87%, due 01/01/2009            350,000        329,000
   Waste Management Inc., 6%, due 05/15/2001                    1,000,000        994,830
                                                                            ------------
                                                                               1,323,830
                                                                            ------------
 Railroads & Shipping (0.34%)
   Canadian National Railway, 6.62%, due 05/15/2003               500,000        499,870
                                                                            ------------
 Retail (0.94%)
   Kroger Co., 7.62%, due 09/15/2006                              330,000        341,283

                                                                 (continued)

                                    36

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------
 Retail (continued)
   Wal-Mart Stores, 6.87%, due 08/10/2009                      $1,000,000   $  1,043,580
                                                                            ------------
                                                                               1,384,863
                                                                            ------------
 Soaps & Cosmetics (0.26%)
   Unilever Capital Corp., 6.87%, due 11/01/2005                  375,000        387,157
                                                                            ------------
 Telephone (1.30%)
   British Telecommunications, 8.62%, due 12/15/2030              325,000        323,684
   Global Crossing Ltd., 9.5%, due 11/15/2009                     350,000        330,750
   GTE Southwest, 6.54%, due 12/01/2005                           500,000        499,185
   Telefonica Eurpo, 7.75%, due 09/15/2010                        350,000        354,410
   Verizon Communications, 7.75%, due 12/01/2030                  400,000        409,952
                                                                            ------------
                                                                               1,917,981
                                                                            ------------
 Travel & Recreation (0.24%)
   Park Place Entertainment Corp., 9.37%, due 02/15/2007          350,000        360,500
                                                                            ------------
 Utilities, Electrical & Gas (1.67%)
   Energy East Corp., 7.75%, due 11/15/2003                       175,000        178,500
   National Rural Utility Coop, 7.37%, due 02/10/2003             500,000        513,490
   Niagara Mohawk Power, 9.75%, due 11/01/2005                    500,000        563,990
   Northern States Power, 6.12%, due 12/01/2005                   500,000        492,310
   Southern California Edison, 7.2%, due 11/03/2003               250,000        212,880
   Texas Utilities Co., 7.37%, due 08/01/2001                     500,000        501,555
                                                                            ------------
                                                                               2,462,725
                                                                            ------------
 TOTAL CORPORATE BONDS (14.87%)
   (AMORTIZED COST $21,475,858)                                               21,919,832
                                                                            ------------

 GOVERNMENT SECURITIES
 United States Government Securities (10.78%)
   US Treasury Bonds, 10.62%, due 08/15/2015                      775,000      1,172,188
   US Treasury Notes, 9.25%, due 02/15/2016                     1,125,000      1,553,558
   US Treasury Bonds, 7.25%, due 05/15/2016                     1,500,000      1,764,375


 ---------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 BONDS                                                           VALUE         VALUE
 ---------------------------------------------------------------------------------------

 United States Government Securities (continued)
   US Treasury Bonds, 8.87%, due 02/15/2019                    $1,825,000   $  2,507,952
   US Treasury Bonds, 8.75%, due 05/15/2020                     1,525,000      2,094,969
   US Treasury Bonds, 6.75%, due 08/15/2026                       675,000        781,103
   US Treasury Bonds, 6%, due 08/15/2004                        1,350,000      1,388,178
   US Treasury Note, 5.87%, due 11/15/2004                      2,075,000      2,129,137
   US Treasury Bond, 6.25%, due 05/15/2030                      1,900,000      2,119,677
   US Treasury Notes, 6.12%, due 08/31/2002                       375,000        379,980
                                                                            ------------
                                                                              15,891,117
                                                                            ------------
 Other Government Securities (1.92%)
   Quebec Province, 8.1%, due 04/23/2002                        1,000,000      1,025,810
   Quebec Province, 7.5%, due 09/15/2029                          550,000        586,960
   New Jersey Economic Dev. Authority, 7.42%, due 02/15/2029      350,000        371,280
   Bulgaria - IAB, 7.75%, due 07/28/2011                          400,000        303,000
   Republic of Panama, 7.87%, due 02/13/2002                      350,000        346,710
   Republic of Brazil, 8%, due 04/15/2014                         246,282        191,115
                                                                            ------------
                                                                               2,824,875
                                                                            ------------
 TOTAL GOVERNMENT SECURITIES (12.70%)
   (AMORTIZED COST $17,852,198)                                               18,715,992
                                                                            ------------
 TOTAL BONDS (40.76%)
   (AMORTIZED COST $58,134,929)                                               60,067,859
                                                                            ------------

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                    SHARES        VALUE
 ---------------------------------------------------------------------------------------
 Business Machines (2.86%)
   EMC Corp./Mass.                                                 17,790      1,183,035
   IBM Corp.                                                       16,700      1,419,500
   Oracle Corp.                                                    27,720        805,598
   Palm Inc.                                                       18,300        518,110
   Veritas Software Corporation                                     3,300        288,750
                                                                            ------------
                                                                               4,214,993
                                                                            ------------

                                                                     (continued)

                                    37


          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                    SHARES        VALUE
 ---------------------------------------------------------------------------------------
 Business Services (3.03%)
   Cisco Systems Inc.                                              36,880   $  1,410,660
   Intuit Inc.                                                     16,500        650,711
   I2 Technologies                                                  3,000        163,125
   Mercury Interactive Corp.                                        5,400        487,350
   Microsoft Corp.                                                 32,200      1,396,674
   Sun Microsystems Inc.                                           12,700        354,013
                                                                            ------------
                                                                               4,462,533
                                                                            ------------
 Chemicals (1.79%)
   Pharmacia Corp.                                                 42,910      2,617,510
                                                                            ------------
 Commercial Banking (3.05%)
   Banc One Corp.                                                  20,730        759,236
   Citigroup Inc.                                                  56,740      2,897,258
   JP Morgan Chase & Co.                                           18,500        840,585
                                                                            ------------
                                                                               4,497,079
                                                                            ------------
 Construction (0.75%)
   Home Depot Inc.                                                 24,300      1,110,194
                                                                            ------------
 Drugs & Medicines (6.59%)
   American Home Products Corp.                                    26,600      1,690,430
   Baxter International                                            19,200      1,695,590
   Genzyme Corporation                                             11,200      1,007,294
   Pfizer Inc.                                                     75,850      3,489,100
   Schering-Plough Corp.                                           21,700      1,231,475
   Sepracor Inc.                                                    7,500        600,938
                                                                            ------------
                                                                               9,714,827
                                                                            ------------
 Electronics (3.72%)
   Agilent Technologies Inc.                                       10,400        569,400
   Altera Corporation                                              21,600        568,339
   American Tower Corp. - Cl A                                     37,100      1,405,162
   Intel Corp.                                                     35,200      1,058,182
   Solectron Corp.                                                 19,700        667,830
   Texas Instruments Inc.                                          25,640      1,214,695
                                                                            ------------
                                                                               5,483,608
                                                                            ------------
 Finance (Non-Banking) (3.26%)
   Chubb Corp.                                                     13,200      1,141,800
   Morgan Stanley, Dean Witter & Co.                               17,900      1,418,575
   Aim Liquid Asset Portfolio-
     Cash Mgmt. Cl                                              2,249,643      2,249,643
                                                                            ------------
                                                                               4,810,018
                                                                            ------------
 Food & Agriculture (0.75%)
   Pepsico Inc.                                                    22,300      1,105,233
                                                                            ------------


 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                    SHARES        VALUE
 ---------------------------------------------------------------------------------------
 Government & State Agency (1.29%)
   Federal National Mortgage Assoc.                                21,900   $  1,899,824
                                                                            ------------
 Industrial Miscellaneous (4.29%)
   America Online Inc.                                             16,800        584,640
   Anadarko Petroleum Co.                                          13,200        938,255
   Comverse Technology Inc.                                         9,700      1,053,663
   Ace Ltd.                                                        62,500      2,652,313
   Transocean Sedco Forex                                          23,700      1,090,200
                                                                            ------------
                                                                               6,319,071
                                                                            ------------
 Insurance (2.46%)
   American International Group                                    16,527      1,628,934
   Marsh & McLennan Cos. Inc.                                       8,000        936,000
   St. Paul Companies Inc.                                         19,600      1,064,515
                                                                            ------------
                                                                               3,629,449
                                                                            ------------
 International Oil (2.04%)
   BP Amoco PLC                                                    26,000      1,244,750
   Noble Drilling Corp.                                            40,700      1,767,886
                                                                            ------------
                                                                               3,012,636
                                                                            ------------
 Liquor (0.95%)
   Anheuser-Busch Companies Inc.                                   30,800      1,401,400
                                                                            ------------
 Media (3.19%)
   Gemstar TV Guide Intl.                                          20,100        927,113
   Interpublic Group Co.                                           34,000      1,447,108
   USA Networks Inc.                                               22,900        445,107
   Viacom Class B                                                  40,200      1,879,350
                                                                            ------------
                                                                               4,698,678
                                                                            ------------
 Motor Vehicles (0.70%)
   General Motors - Class H                                        44,600      1,025,800
                                                                            ------------
 Producer Goods (4.02%)
   General Electric Corp.                                          66,230      3,174,868
   Tyco International Ltd.                                         49,400      2,741,700
                                                                            ------------
                                                                               5,916,568
                                                                            ------------
 Retail (2.07%)
   Safeway Inc.                                                    23,100      1,443,750
   Target Corp.                                                    13,700        441,825
   Wal-Mart Stores Inc.                                            21,900      1,163,438
                                                                            ------------
                                                                               3,049,013
                                                                            ------------
 Telephone (2.71%)
   JDS Uniphase Corp.                                               3,700        154,242
   Qwest Communications Intl.                                      26,900      1,102,900



                                                                        (continued)

                                    38

          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                    SHARES        VALUE
 ---------------------------------------------------------------------------------------
 Telephone (continued)
   SBC Communications Inc.                                         15,100   $    721,025
   Sprint PCS Group                                                25,500        521,144
   XO Communications Inc.-A                                        26,100        464,893
   Amdocs Ltd.                                                     15,600      1,033,500
                                                                            ------------
                                                                               3,997,704
                                                                            ------------
 Tobacco (1.04%)
   Philip Morris Companies Inc.                                    34,800      1,531,200
                                                                            ------------
 Travel & Recreation (0.82%)
   Walt Disney Productions                                         41,900      1,212,460
                                                                            ------------
 Utilities Electrical & Gas (2.91%)
   AES Corp.                                                       21,100      1,168,413
   El Paso Energy Corp.                                            19,700      1,411,013
   Southern Energy Inc.                                            60,300      1,707,214
                                                                            ------------
                                                                               4,286,640
                                                                            ------------
 TOTAL COMMON STOCK (54.29%)
   (COST $71,996,820)                                                         79,996,438
                                                                            ------------

 ----------------------------------------------------------------------------------------
                                                                  PAR           MARKET
 SHORT TERM SECURITIES                                           VALUE          VALUE
 ----------------------------------------------------------------------------------------
 Commercial Paper (6.11%)
   American Express, 6.49%, due 01/04/2001                     $3,000,000    $  3,000,000
   American Express, 6.45%, due 01/03/2001                      3,000,000       3,000,000
   Citigroup, 6.55%, due 01/02/2001                             3,000,000       3,000,000
                                                                             ------------
                                                                                9,000,000
                                                                             ------------

 TOTAL SHORT TERM SECURITIES (6.11%)
   (AMORTIZED COST $9,000,000)                                                  9,000,000
                                                                             ------------

 TOTAL INVESTMENTS (101.16%)
   (AMORTIZED COST $139,131,749)                                              149,064,297

   Other net assets (1.16%)                                                    (1,706,205)
                                                                             ------------

 TOTAL NET ASSETS (100.00%)                                                  $147,358,092
                                                                             ============

 * Non-income producing securities.

 See accompanying notes to financial statements.


         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 MANAGEMENT DISCUSSION

 International stocks declined in the year 2000 after closing at all-time highs in 1999. The MSCI EAFE Index was off -13.96%. Emerging markets and Asia were the worst performers for the year 2000. The International Index Fund was down -14.70% for the year, while the 5 year return for the fund is 7.68%. International stocks got off to a rough start in 2000 as all but 2 countries out of the 22 developed markets posted positive returns in the first month of the year. After a brief recovery by European stocks in the first quarter, the volatile technology and telecommunication sectors pushed world stock indices down. The shift toward value and defensive stocks dominated market activity across global equity markets for most of 2000 as investors took flight from technology stocks.


 GROWTH OF A $10,000 INVESTMENT



                                  [GRAPH]

 [FN]
 * On January 1, 1999 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Management, Inc. On January 1, 1999 the fund also changed its investment objective to be one which parallels the price and yield performance of the publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE" Index").


 AVERAGE ANNUAL RETURNS

          PERIODS ENDED DECEMBER 31, 2000                             PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

          Average Annual Returns**                                     (14.74%)       7.68%         10.45%

          ** Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $10,901,267
     Bonds, rights, and warrants                  3,408
                                            -----------
       Total investments                     10,904,675
   Cash                                          38,187
   Dividends receivable                          35,507
                                            -----------
       Total assets                          10,978,369
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       4,523
   Payable to General American Life
    Insurance Company                             2,755
                                            -----------
       Total liabilities                          7,278
                                            -----------
         Total net assets                   $10,971,091
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $14,884,984
   Accumulated undistributed net
    investment loss                             (12,299)
   Accumulated net unrealized depreciation
    on investments                           (3,901,594)
                                            -----------
       Net assets                           $10,971,091
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      501,625

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     21.87

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 9,776,362

 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                                $   170,667
   Interest                                      12,706
                                            -----------
     Total investment income                    183,373
                                            -----------
 EXPENSES:
   Investment management charge                  60,954
   Administrative charge                         38,195
                                            -----------
     Total expenses                              99,149
                                            -----------
       Net investment income                     84,224
                                            -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
   Net realized gain on investments           2,093,437
   Net realized loss on foreign currency
    conversions                                (284,543)
                                            -----------
 NET REALIZED GAIN FROM INVESTMENTS AND
  FOREIGN CURRENCY                            1,808,894
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY:
   Net unrealized loss on investments        (3,410,828)
   Net unrealized loss on foreign currency
    conversions                                (490,766)
                                            -----------
 NET UNREALIZED LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY                           (3,901,594)
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $(2,008,476)
                                            ===========


 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                  2000                   1999
                                                               -----------            -----------
 Operations:
     Net investment income                                     $    84,224            $   137,318
     Net realized gain (loss) on investments and foreign
       currency conversions                                      1,808,894                 (1,219)
     Net unrealized gain (loss) on investments and foreign
       currency                                                 (3,901,594)             3,036,098
                                                               -----------            -----------
         Net increase (decrease) in net assets from
           operations                                           (2,008,476)             3,172,197
     Capital share transactions                                 (1,131,073)               243,784
                                                               -----------            -----------
         Net increase (decrease) in net assets                  (3,139,549)             3,415,981
     Net assets, beginning of year                              14,110,640             10,694,659
                                                               -----------            -----------
 Net assets, end of year                                       $10,971,091            $14,110,640
                                                               ===========            ===========

        GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND*


 FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED DECEMBER 31
                                                       ------------------------------------------------------------------------
                                                         2000            1999            1998            1997            1996
                                                       --------         -------         -------         -------         -------
 Net asset value, beginning of year (1)                $  25.65         $ 19.87         $ 16.60         $ 16.23         $ 15.11
                                                       --------         -------         -------         -------         -------
 Income from operations:
 Net investment income                                     0.15            0.26            0.24            0.26            0.24
 Net realized and unrealized gain (loss) on
   investments (4)                                        (3.93)           5.52            3.03            0.11            0.88
                                                       --------         -------         -------         -------         -------
 Net increase (decrease) in asset value per share         (3.78)           5.78            3.27            0.37            1.12
                                                       --------         -------         -------         -------         -------
 Net asset value, end of year                          $  21.87         $ 25.65         $ 19.87         $ 16.60         $ 16.23
                                                       ========         =======         =======         =======         =======

 Total return (2)                                       (14.74%)         29.08%          19.76%           2.27%           7.40%

 Net assets, end of year (in thousands)                $ 10,971         $14,111         $10,695         $ 8,427         $ 7,015
 Ratio of expenses to average net assets*                 0.78%           0.79%           0.80%           0.80%           1.00%
 Ratio of net investment income to average net
   assets                                                 0.67%           1.17%           1.29%           1.53%           1.57%
 Portfolio turnover rate                                 53.97%          24.75%           4.90%          57.70%          19.53%


                                                                                      FEBRUARY 16
                                                              YEAR ENDED             (INCEPTION) TO
                                                             DECEMBER 31              DECEMBER 31
                                                       ------------------------      --------------
                                                         1995            1994             1993
                                                       --------         -------      --------------
 Net asset value, beginning of year/period (1)         $  13.94         $ 13.10         $ 10.00
                                                       --------         -------         -------
 Income from operations:
 Net investment income                                     0.25            0.13            0.14
 Net realized and unrealized gain on
   investments (4)                                         0.92            0.71            2.96
                                                       --------         -------         -------
 Net increase in asset value per share                     1.17            0.84            3.10
                                                       --------         -------         -------
 Net asset value, end of year                          $  15.11         $ 13.94         $ 13.10
                                                       ========         =======         =======

 Total return (2)                                         8.35%           6.42%          31.03%

 Net assets, end of year (in thousands)                $  5,460         $ 4,242         $ 3,295
 Ratio of expenses to average net assets (3)*             1.00%           1.00%           1.00%
 Ratio of net investment income to average net
   assets (3)                                             1.79%           0.98%           1.38%
 Portfolio turnover rate (3)                            113.91%          46.19%          26.97%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eleven months ended December 31, 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3)  Computed on an annualized basis.
 (4) Includes net realized and unrealized gain (loss) on foreign currency conversions.

 * Name and investment objective changed from the International Equity Fund on January 1, 1997. In addition Conning Asset Management Company took over the asset management of the International Index Fund. The investment advisor fee changed from .70 percent to .50 percent on the first $10 million of the average daily value of the net assets, from .60 percent to .40 percent on the balance over $10 million and less than $20 million, and from .50 percent to .30 percent on the balance in excess of $20 million. The objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the EAFE Index.

 See accompanying notes to the financial statements.

         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Australia (2.46%)
   AMP AUS                          2,349    $     26,393
   Broken Hill Properties           3,852          40,573
   Commonwealth Bank of Australia   2,076          35,649
   National Australia Bank Ltd.     2,685          42,982
   News Corp. Ltd. AU               2,527          19,658
   News Corporation                 2,690          19,132
   Onesteel Ltd.                      963             508
   Telstra Corporation Limited     11,183          39,911
   Western Mining Ltd.              2,778          11,819
   Westpac Banking                  4,487          32,895
                                             ------------
                                                  269,520
                                             ------------
 Austria (0.14%)
   Bank Austria AG                    284          15,625
                                             ------------
 Belgium (0.48%)
   Electrabel SA                       71          16,052
   Fortis AG                          446          14,488
   Fortis AG - Strip VVPR*          2,079              20
   Fortis-Strip VVPR*                   5             236
   Groupe Bruxelles Lambert             5           1,188
   Kredietbank                        467          20,226
                                             ------------
                                                   52,210
                                             ------------
 Chile (0.24%)
   Empresa Nacional Electric        1,527          26,021
                                             ------------
 Denmark (0.91%)
   D/S 1912 B                           3          26,038
   Danske Bank A/S                  1,000          17,988
   DS Svendborg                         2          23,397
   Novo-Nordisk                       115          20,613
   Novozymes A/S-B*                   115           2,300
   Tele Danmark                       238           9,700
                                             ------------
                                                  100,036
                                             ------------
 Finland (2.74%)
   Metso OYI                          332           3,709
   Nokia OYJ                        5,800         258,661
   Sonera OYJ                       1,000          18,120
   UPM - Kymmene Corp.                600          20,590
                                             ------------
                                                  301,080
                                             ------------
 France (11.43%)
   Accor SA                           450          19,012
   Alcatel Alsthom                  1,316          74,752
   Aventis                            877          76,988
   AXA UAP                            385          55,666
   Banque National de Paris           441          38,713
   Bouygues                           577          26,139
   Cap Gemini SA                      161          25,969


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 France (continued)
   Carrefour Supermarche              833    $     52,322
   Casino Guichard                    196          19,764
   Dassault Systeme                   159          10,898
   France Telecom SA                1,193         102,992
   Groupe Danone                      197          29,704
   Lafarge Corp                       249          20,877
   Lagardere                          227          13,171
   L'Air Liquide                      220          32,821
   L'Oreal                            814          69,776
   LVMH Moet-Hennessy Louis
     Vuitton                          705          46,665
   Peugeot                            104          23,659
   Pinault-Printemps-Redoute          146          31,377
   Sagem                               61           8,155
   Sanofi-Synthelabo SA             1,005          66,994
   Schneider                          326          23,782
   Societe Generale Paris             481          29,896
   Sodexho Alliance                    10           1,852
   St. Gobain                         207          32,514
   St. Microelectronics NV          1,099          47,980
   Suez Lyonnaise Des Eaux            274          50,036
   Thomson CSF                        384          18,405
   Total Fina SA - B                  909         135,185
   Total Fina SA-Strip VVPR*          450               4
   Vivendi Universal                1,032          67,922
                                             ------------
                                                1,253,990
                                             ------------
 Germany (8.89%)
   Allianz AG                         250          94,357
   Basf AG                          1,400          63,684
   Bayer AG                         1,300          68,228
   Bayerische Hypo                    550          30,880
   Beiersdorf                         200          20,749
   Daimler-Chrysler AG              1,604          68,145
   Deutsche Bank AG                   700          59,117
   Deutsche Telekom AG              3,700         112,900
   Dresdner Bank AG                   600          26,195
   DT Lufthansa                       800          20,054
   Eon AG                             820          49,888
   Epcos AG Ords*                      10             878
   Fresenius Medical Care             200          16,243
   Metro AG                           550          25,251
   Muenchener Rueckvers               200          72,106
   RWE AG                             550          24,425
   SAP AG                             200          23,284
   SAP AG-Vorzug                      150          21,406
   Schering AG                        500          28,354
   Siemens AG                         700          92,832

                       (continued)

                                    43



         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Germany (continued)
   Thyssen Krupp                    1,200    $     18,815
   Volkswagen AG                      700          37,166
                                             ------------
                                                  974,957
                                             ------------
 Great Britain (20.78%)
   3I Group                           799          14,777
   Abbey National PLC               2,414          43,960
   Amvesco                            864          17,734
   Arm Holdings*                    1,335          10,091
   BAA PLC                          2,418          22,323
   BAE Systems PLC                  5,557          31,712
   Barclays PLC                     1,865          57,728
   Bass PLC                         2,009          21,879
   BG Group PLC                     4,450          17,417
   BP Amoco PLC                    27,100         218,614
   British Airways                    200           1,167
   British American Tobacco PLC     5,313          40,459
   British Sky Broadcasting PLC*    2,402          40,225
   British Telecommunications       7,898          67,488
   Cadbury Schweppe                 4,650          32,162
   Centrica PLC                     5,577          21,599
   CGNU PLC                         2,346          37,920
   CMG ORD                            668           8,931
   Diago PLC                        6,532          73,185
   EMI Group PLC                      505           4,149
   GKN PLC                          1,651          17,437
   Glaxosmithkline                  7,499         211,729
   Granada Compass PLC              4,235          46,089
   Gus                              2,301          18,064
   Halifax PLC                      3,509          34,781
   Hays PLC                         3,955          22,806
   HSBC Holdings                      600           8,885
   HSBC Holdings PLC               10,213         150,281
   International Power PLC*         2,421           9,078
   Invensys PLC                     8,630          20,176
   Kingfisher PLC                   3,171          23,579
   Lattice Group PLC*               4,450          10,038
   Legal & General                  8,176          22,535
   Lloyds TSB Group                 6,685          70,705
   Logica PLC                         571          14,928
   Marconi PLC                      3,703          39,774
   Marks & Spencer                  7,090          19,700
   National Grid                    2,194          19,944
   Pearson PLC                      1,151          27,339
   Prudential Corporation PLC       2,444          39,322
   Railtrack                        1,175          16,237
   Reed Intl. PLC                   2,292          23,968
   Rentokil Initial                   500           1,725
   Reuters Group PLC                1,902          32,193


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Great Britain (continued)
   Rio Tinto PLC-Reg                2,559    $     45,033
   Sage Group PLC                   2,168           9,935
   Sainsbury (J)                    4,321          25,626
   Scottish Power PLC               2,806          22,175
   Sema Group                         977           4,302
   Tesco                           11,169          45,509
   Unilever PLC                     5,496          47,045
   Vodafone Group                  73,020         267,798
   WPP Group PLC                    1,408          18,341
   Zeneca Group PLC                 2,169         109,357
                                             ------------
                                                2,279,954
                                             ------------
 Hong Kong (2.11%)
   Bank of East Asia                3,400           8,783
   CLP Holdings Ltd.                3,000          14,962
   Hang Seng Bank                   1,900          25,577
   Henderson Land                   3,000          15,269
   Hong Kong & China Gas            8,000          11,744
   Hutchison Whampo                 4,600          57,353
   Johnson Electric                 8,000          11,846
   New World Development            5,000           6,058
   Pacific Century Cyberworks*     15,860          10,268
   Sun Hung Kai Properties          3,000          29,904
   Sunevision Holdings*                21               8
   Swire Pacific "A"                3,500          25,241
   Wharf Holdings                   6,000          14,577
                                             ------------
                                                  231,590
                                             ------------
 Ireland (0.44%)
   Allied Irish                     3,218          37,464
   Eircom PLC                         500           1,267
   Elan Corp. PLC*                    200           9,727
                                             ------------
                                                   48,458
                                             ------------
 Italy (4.71%)
   Assicurazioni Generali           1,500          59,572
   Autostrade SPA ITL 10            2,000          13,238
   Banca Intesa                     7,000          33,649
   Bipop-Carire                     1,750          11,419
   Credito Italiano                 7,654          40,027
   Enel SPA                         9,012          35,029
   Ente Nazionale Idrocarburi      13,087          83,552
   Fiat SPA ITL 1000                  870          21,450
   Istituto Bancario San Paolo Di
     Torino                         2,311          37,363
   Mediaset SPA                     1,800          21,480
   RAS                              1,800          28,071
   Tecom IT Mob RNC                 2,500          10,914


                       (continued)

                                    44


         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Italy (continued)
   Telecom Italia Mobile            8,448    $     67,419
   Telecom Italia SPA               4,805          53,143
                                             ------------
                                                  516,326
                                             ------------
 Japan (23.26%)
   Acom                               200          14,764
   Advantest                          100           9,370
   Ajinomoto                        2,000          26,007
   Asahi Bank                       5,000          17,032
   Asahi Chemical                   4,000          23,047
   Asahi Glass Co. Ltd.             3,000          24,772
   Bank of Tokyo-Mitsubishi         5,000          49,781
   Benesse                            300          11,138
   Bridgestone Corp.                2,000          18,214
   Canon                            1,000          35,026
   Central Japan Railway                5          30,779
   Dai Nippon Printing              2,000          29,790
   Daiichi Pharmaceuticals          1,000          29,772
   Daiwa Securities                 2,000          20,893
   Denso Corporation                2,000          43,257
   East Japan Railway                   6          35,201
   Eisai                            1,000          35,026
   Fanuc Co. Ltd.                     300          20,412
   Fuji Photo                       1,000          41,856
   Fujitsu 6702                     3,000          44,238
   Furukawa Electric                1,000          17,469
   Hitachi Ltd. JPY5                4,000          35,657
   Honda Motors                     1,000          37,303
   Hoya Corp.                         300          22,067
   Ito Yokado 8264                  1,000          49,912
   Itochu Corp.*                    3,000          13,975
   Japan Air Lines                  4,000          18,319
   Japan Tobacco                        4          31,033
   Kansai Electric Power            1,100          18,677
   Kao Corporation                  1,000          29,072
   Kinki Nippon Railway             4,000          16,673
   Kirin Brewery                    2,000          17,916
   Komatsu Ltd.                     2,000           8,844
   Konami Co.                         200          15,009
   Kyocera                            200          21,839
   Maruko Co. Ltd.                     50             310
   Marutomi Group*                     75               2
   Matsushita Electronics           2,000          47,811
   Mitsubishi Chemical Corp.        5,157          13,592
   Mitsubishi Corp.                 3,000          22,119
   Mitsubishi Electric              3,000          18,468
   Mitsubishi Estate Co.            3,000          32,049
   Mitsubishi Heavy Industries      8,000          34,886
   Mitsubishi Trust                 2,000          13,765
   Mitsui Company                   3,000          18,888

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Japan (continued)
   Mitsui Fudosan                   2,000    $     19,877
   Mizuho Holdings Inc.                 8          49,597
   Murata 6981                        300          35,201
   NEC Corp.                        2,000          36,602
   Nikon                            1,000          10,701
   Nintendo                           200          31,506
   Nippon Mitsubishi Oil            4,000          19,264
   Nippon Sheet Glass               1,000          12,207
   Nippon Steel Corp.              17,000          28,135
   Nippon Telegraph & Telephone        14         100,893
   Nissan Motor Co., Ltd.*          6,000          34,571
   Nissen*                             50             114
   Nitto Denko Corp.                  400          10,858
   Nomura Securities                2,000          35,989
   Omron Corp.                      1,000          20,797
   Oriental Land                      200          13,398
   Orix Corp.                         100          10,035
   Promise                            200          14,186
   Rohm Company Limited               200          38,004
   Sakura Bank                      5,000          30,210
   Sankyo Co., Ltd.                 1,000          23,993
   Sanyo Electric Co. Ltd.          3,000          24,956
   Secom Co. Ltd.                     500          32,618
   Sekisui House Ltd.               2,000          18,301
   Sharp Corp.                      2,000          24,133
   Shin-Etsu Chemical Company       1,000          38,529
   Shizouka Bank                    2,000          18,196
   SMC Corp.                          200          25,744
   Softbank Corp.                     400          13,905
   Sony Corp.                       1,100          76,095
   Sumitomo Bank Ltd.               4,000          41,086
   Sumitomo Chemical                4,000          19,860
   Sumitomo Corp. 8053              2,000          14,396
   Sumitomo Electric Industries
     5802                           2,000          32,820
   Taisho Pharmaceutical 4531       1,000          27,058
   Takeda Chemical Industries       1,000          59,194
   Takefuji                           400          25,219
   Tohoku Electric Power            1,200          16,046
   Tokai Bank                       4,000          17,338
   Tokio Marine & Fire              2,000          22,925
   Tokyo Electric Power             1,200          29,790
   Tokyo Electron 8035                200          10,998
   Tokyo Gas Ltd.                   6,000          17,758
   Toppan Printing                  2,000          17,426
   Toshiba 6502                     5,000          33,450
   Toyota Motor Corp.               4,400         140,630

                       (continued)

                                    45


         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Japan (continued)
   Yamanouchi Pharmaceuticals       1,000    $     43,257
   Yamato Transport Co.             1,000          18,389
                                             ------------
                                                2,552,285
                                             ------------
 Netherlands (6.21%)
   ABN AMRO Holdings                1,687          38,362
   Aegon NV                         1,573          65,070
   Akzo                               705          37,861
   ASM Lithography Hldg.*             616          13,990
   Elsevier                         1,628          23,936
   Heineken                           642          38,848
   ING Groep N.V.                   1,084          86,590
   Koninklijke Ahold NV             1,349          43,519
   Koninklijke PTT Nederland        1,297          14,929
   Philips Electronics              1,639          60,045
   Royal Dutch Petroleum            2,687         164,636
   TNT Post Group                   1,000          24,186
   Unilever NV                        809          51,194
   Wolters Kluwer-CVA                 680          18,540
                                             ------------
                                                  681,706
                                             ------------
 New Zealand (0.07%)
   Telecom Corp. of New Zealand     3,439           7,320
                                             ------------
 Norway (0.36%)
   Den Norske Bank ASA              1,900          10,234
   Norsk Hydro ASA                    700          29,608
                                             ------------
                                                   39,842
                                             ------------
 Portugal (0.53%)
   Banco Com.                       3,571          18,943
   Electricidade de Portugal, SA    5,000          16,524
   Portugal Telecom SGPS SA         2,500          22,862
                                             ------------
                                                   58,329
                                             ------------
 Scotland (0.69%)
   Royal Bank of Scotland           3,195          75,508
                                             ------------
 Singapore (0.90%)
   Chart Semiconductor*             2,000           5,467
   DBS Group Holdings Ltd.          2,000          22,607
   Oversea-Chinese Banking Corp.    2,040          15,176
   Singapore Airlines Ltd.          3,000          29,758
   Singapore Telecommunications*    7,000          10,859
   UOB Ltd.                         2,000          14,994
                                             ------------
                                                   98,861
                                             ------------
 Spain (2.72%)
   Banco Bilbao Vizcaya, SA         3,598          53,543
   Banco Santander Central          5,134          54,950
   Gas Natural                      1,024          18,651
   Iberdrola                        2,063          25,858


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Spain (continued)
   Repsol SA                        2,746    $     43,880
   Telefonica (ADR)*                  364          18,200
   Telefonica De Despana*           5,026          83,051
                                             ------------
                                                  298,133
                                             ------------
 Sweden (2.41%)
   Ericsson LM B                    9,200         104,817
   Hennes and Mauritz               1,700          26,305
   Nordbanken                       4,000          30,311
   Sandvik AB New Ords                 50           1,203
   SEB A                            1,600          17,636
   Securitas B                        800          14,838
   SHB A                            1,400          23,963
   Skandia Forsakring A             1,400          22,776
   Telia*                           2,200          11,308
   Volvo AB SEK5                      700          11,610
                                             ------------
                                                  264,767
                                             ------------
 Switzerland (6.88%)
   ABB Ltd.*                          523          55,753
   Adecco N                            30          18,883
   Credit Suisse Group                330          62,721
   Givaudan-Reg.*                      20           5,289
   Nestle SA                           45         104,968
   Novartis AG                         85         150,278
   Roche Holding AG                     3          37,211
   Roche Holding AG                    10         101,882
   Swiss Reinsurance                   15          35,961
   Swisscom AG                        110          28,612
   Syngenta AG*                        53           2,779
   Syngenta AG*                        21           1,127
   UBS AG                             512          83,569
   Zurich Financial Services          109          65,716
                                             ------------
                                                  754,749
                                             ------------

 TOTAL COMMON STOCK (99.36%)
   (AMORTIZED COST $9,772,084)                 10,901,267
                                             ------------
 --------------------------------------------------------
                                    PAR         MARKET
 BONDS                             VALUE         VALUE
 --------------------------------------------------------
 Bonds (0.01%)
   British Aerospace PLC
     7.45%, due 11/29/2003         $1,025           1,378
                                             ------------

 TOTAL BONDS (0.01%)
   (AMORTIZED COST $1,378)                          1,378
                                             ------------

                       (continued)

                                    46



         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------
                                                MARKET
 RIGHTS                            SHARES        VALUE
 --------------------------------------------------------
 Rights (0.01%)
   Fortis (B) - CVG*                  231    $      1,366
                                             ------------

 TOTAL RIGHTS (0.01%)
   (AMORTIZED COST $1,698)                          1,366
                                             ------------
 --------------------------------------------------------
                                                MARKET
 WARRANTS                          SHARES        VALUE
 --------------------------------------------------------
 Warrants (0.01%)
   Vivendi Universal SA - WT
     Expiring 2001*                   300    $        541
   United Engineers -
     Warrant Expiring 2002*           400             123
                                             ------------

 TOTAL WARRANTS (0.01%)
   (AMORTIZED COST $1,202)                            664
                                             ------------

 TOTAL INVESTMENTS (99.39%)
   (AMORTIZED COST $9,776,362)                 10,904,675

   Other net assets (0.61%)                        66,416
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $ 10,971,091
                                             ============

 * Non-income producing securities.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND


 MANAGEMENT DISCUSSION

 Fourth quarter and full year results were negative in absolute terms, but were ahead of the Russell Mid Cap Growth Index, while trailing the S&P
 400. For the 4th quarter, the Mid-Cap Equity Fund returned -21.5% compared to -23.3% for the Russell Mid Cap Growth Index, while the S&P 400 returned -3.9%. Full year returns were -11.3%, -11.7% and 17.5%, respectively. For the second quarter in a row, the Technology sector, the largest in the Russell Mid Cap Growth Index at roughly 40% of total assets, was by far its weakest, returning -40%. Selling pressure was intense across the entire sector: two thirds of the technology stocks in the index sector declined more than 30% during the quarter. No subcategory of this sector posed positive returns. The best-performing sector was Other Energy (roughly 6% of assets), which returned -.03%. The Health Care (the second-largest sector at roughly 20% of assets) and Financial Services (roughly 8% of assets) sectors were also relatively good performers, returning -9% and -6%, respectively. The Consumer Discretionary sector (roughly 14% of assets) was the second-weakest sector, returning -20%.

 We favor industries where price and product momentum underlie strong earnings expectations, where there is pricing leverage going into next year (insurance and energy), or where product pipelines, rather than economic growth will drive revenue growth. We favor Health Care, Producer Durables, Financials and Energy and remain underweighted in Technology. The consumer is still an unknowable quantity at this stage so even though we've been tempted, we're not getting into the consumer-related names just yet.


 GROWTH OF A $10,000 INVESTMENT



                                  [GRAPH]





 AVERAGE ANNUAL RETURNS

          PERIODS ENDED DECEMBER 31, 2000                             PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

          Average Annual Returns*                                      (11.31%)       9.87%         10.53%

          * Net of charges

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $ 6,931,432
     Short term securities                      770,000
                                            -----------
       Total investments                      7,701,432
   Cash                                          20,000
   Receivable from broker                        26,686
   Dividends receivable                           5,089
                                            -----------
       Total assets                           7,753,207
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       3,615
   Payable to General American Life
    Insurance Company                               657
   Payable to broker                             63,418
                                            -----------
       Total liabilities                         67,690
                                            -----------
         Total net assets                   $ 7,685,517
                                            ===========

 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $11,495,870
   Accumulated undistributed net
    investment income                             2,081
   Accumulated undistributed net realized
    loss on investments                        (361,516)
   Accumulated net unrealized depreciation
    on investments                           (3,450,918)
                                            -----------
       Net assets                           $ 7,685,517
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      349,246

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     22.01

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 8,385,527

 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                                $    76,538
   Interest                                      24,041
                                            -----------
     Total investment income                    100,579
                                            -----------
 EXPENSES:
   Investment management charge                  52,148
   Administrative charge                          9,491
                                            -----------
     Total expenses                              61,639
                                            -----------
       Net investment income                     38,940
                                            -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           2,405,762
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments        (3,450,918)
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $(1,006,216)
                                            ===========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                  2000                   1999
                                                               -----------            -----------
 Operations:
     Net investment income                                     $   38,940             $    7,055
     Net realized gain (loss) on investments                    2,405,762               (333,707)
     Net unrealized gain (loss) on investments                 (3,450,918)             1,532,662
                                                               ----------             ----------
         Net increase (decrease) in net assets from
           operations                                          (1,006,216)             1,206,010
     Capital share transactions                                (1,206,552)               159,362
                                                               ----------             ----------
         Net increase (decrease) in net assets                 (2,212,768)             1,365,372
     Net assets, beginning of year                              9,898,285              8,532,913
                                                               ----------             ----------
 Net assets, end of year                                       $7,685,517             $9,898,285
                                                               ==========             ==========

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED DECEMBER 31
                                                       ------------------------------------------------------------------------
                                                         2000            1999            1998            1997            1996
                                                       --------         -------         -------         -------         -------
 Net asset value, beginning of year (1)                $  24.81         $ 21.75         $ 22.07         $ 16.42         $ 13.74
                                                       --------         -------         -------         -------         -------
 Income from operations:
 Net investment income                                     0.10            0.02            0.03            0.16            0.15
 Net realized and unrealized gain (loss) on
   investments                                            (2.90)           3.04           (0.35)           5.49            2.53
                                                       --------         -------         -------         -------         -------
 Net increase (decrease) in asset value per share         (2.80)           3.06           (0.32)           5.65            2.68
                                                       --------         -------         -------         -------         -------
 Net asset value, end of year                          $  22.01         $ 24.81         $ 21.75         $ 22.07         $ 16.42
                                                       ========         =======         =======         =======         =======

 Total return (2)                                       (11.31%)         14.09%          (1.48%)         34.46%          19.46%

 Net assets, end of year (in thousands)                $  7,686         $ 9,898         $ 8,533         $ 6,852         $ 4,120
 Ratio of expenses to average net assets*                 0.66%           0.64%           0.65%           0.65%           0.65%
 Ratio of net investment income to average net
   assets                                                 0.42%           0.08%           0.13%           0.81%           1.02%
 Portfolio turnover rate                                194.20%          23.92%          33.53%          62.22%          56.31%

                                                                                  FEBRUARY 16
                                                       YEAR ENDED                (INCEPTION) TO
                                                      DECEMBER 31                 DECEMBER 31
                                                ------------------------         --------------
                                                  1995            1994                1993
                                                --------         -------         --------------
 Net asset value, beginning of year/period (1)  $  11.35         $ 11.44            $ 10.00
                                                --------         -------            -------
 Income from operations:
 Net investment income                              0.05            0.10               0.06
 Net realized and unrealized gain (loss) on
   investments                                      2.34           (0.19)              1.38
                                                --------         -------            -------
 Net increase (decrease) in asset value per
   share                                            2.39           (0.09)              1.44
                                                --------         -------            -------
 Net asset value, end of year                   $  13.74         $ 11.35            $ 11.44
                                                ========         =======            =======

 Total return (2)                                 21.09%          (0.83%)            14.44%

 Net assets, end of year (in thousands)         $  4,260         $ 3,279            $ 1,998
 Ratio of expenses to average net assets (3)       0.65%           0.65%              0.64%
 Ratio of net investment income to average net
   assets (3)                                      0.75%           0.85%              0.64%
 Portfolio turnover rate (3)                      28.48%          29.48%             22.64%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eleven months ended December 31, 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3)  Computed on an annualized basis.

 * Name and investment objective changed from the Special Equity Fund effective January 1, 1997. In addition, Conning Asset Management Company took over the asset management of the Mid-Cap Equity Fund. The investment objective is long term capital appreciation, which it pursues through investment primarily in common stocks of US - based publicly traded companies with medium market capitalization.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 -------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                  SHARES         VALUE
 -------------------------------------------------------------------------------------
 Apparel (2.09%)
   Jones Apparel Group*                                          2,900    $     93,342
   Nike Inc. Class B                                             1,200          66,974
                                                                          ------------
                                                                               160,316
                                                                          ------------
 Business Machines (1.33%)
   Palm Inc.*                                                    3,600         101,922
                                                                          ------------
 Business Services (24.50%)
   Andrx Corp.-Andrx Group*                                      3,400         196,775
   The Bisys Group*                                              2,600         135,525
   BEA Systems Inc.*                                             1,700         114,430
   Concord EFS Inc.*                                             2,500         109,843
   Intuit Inc.*                                                  2,500          98,593
   Macromedia Inc.*                                              1,100          66,825
   Mercury Interactive Corp.*                                    1,200         108,300
   Micromuse Inc.*                                               1,400          84,503
   Millipore Corp.                                               3,900         245,700
   Openwave Systems Inc.*                                        2,500         119,843
   Peregrine Systems*                                            4,800          94,800
   Polycom Inc.*                                                 1,400          45,062
   Rational Software Corp.*                                      1,400          54,512
   Redback Networks*                                             1,200          49,200
   SDL Inc.*                                                       300          44,456
   Sandisk Corp.*                                                2,700          74,925
   Spectrasite Holdings*                                         4,100          54,325
   Symbol Technologies Inc.                                      3,300         118,800
   Vignette Corp.*                                               3,700          66,600
                                                                          ------------
                                                                             1,883,017
                                                                          ------------
 Commercial Banking (1.01%)
   Investors Financial Svcs. Corp.                                 900          77,400
                                                                          ------------
 Consumer Durables (1.16%)
   Electronic Arts Inc.*                                         2,100          89,512
                                                                          ------------
 Domestic Oil (3.55%)
   Kerr-McGee Corp.                                              2,108         141,103
   National-Oilwell Inc.*                                        3,400         131,536
                                                                          ------------
                                                                               272,639
                                                                          ------------
 Drugs & Medicines (16.35%)
   Allergan Inc.                                                 1,000          96,812
   Alza Corp.*                                                   2,600         110,500
   Barr Laboratories Inc.*                                       1,300          94,818
   Biogen Inc.*                                                  1,600          96,099
   Express Scripts Inc.*                                         2,036         208,181
   Genzyme Corp.*                                                2,100         188,868
   IVAX Corp.*                                                   3,900         149,370
   Medarex Inc.*                                                 2,600         105,950
   Sepracor Inc.*                                                  800          64,100
   Stryker Corp.                                                 2,800         141,651
                                                                          ------------
                                                                             1,256,349
                                                                          ------------




 -------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                  SHARES         VALUE
 -------------------------------------------------------------------------------------
 Electronics (11.47%)
   American Tower Corp. - Cl. A*                                 3,200    $    121,200
   Applera Corp.-Applied Biosystems Group                        1,100         103,468
   Applied Micro Circuits Corp.*                                 1,300          97,560
   Cypress Semiconductor Corp.*                                  4,900          96,466
   Integrated Device Tech. Inc.*                                 2,300          76,188
   Intersil Holding Corp.*                                       1,600          36,699
   Powerwave Technologies Inc.*                                  3,100         181,350
   Qlogic Corp.*                                                 1,400         107,800
   Vitesse Semiconductor Corp.*                                  1,100          60,843
                                                                          ------------
                                                                               881,574
                                                                          ------------
 Finance (Non-Banking) (2.06%)
   Aim Liquid Asset Portfolio-
     Cash Mgmt.                                                158,503         158,503
                                                                          ------------
 Food & Agriculture (1.72%)
   Adolph Coors                                                    600          48,187
   Starbucks*                                                    1,900          84,075
                                                                          ------------
                                                                               132,262
                                                                          ------------
 Industrial Miscellaneous (5.67%)
   Anadarko Petroleum Co.                                          800          56,864
   Biomet Inc.                                                   2,200          87,311
   Danaher Corp.                                                 2,400         164,100
   ACE Ltd.                                                      3,000         127,311
                                                                          ------------
                                                                               435,586
                                                                          ------------
 Insurance (5.18%)
   St. Paul Companies Inc.                                       1,800          97,762
   Everest RE Group Ltd.                                         1,700         121,763
   Partnerre Holdings Ltd.                                       1,500          91,500
   XL Capital Ltd. - Class A                                     1,000          87,375
                                                                          ------------
                                                                               398,400
                                                                          ------------
 International Oil (5.32%)
   EOG Resources Inc.                                            3,500         191,405
   Noble Drilling Corp.*                                         5,000         217,185
                                                                          ------------
                                                                               408,590
                                                                          ------------
 Media (2.49%)
   New York Times Co.                                            1,900          76,118
   TMP Worldwide Inc.*                                           2,100         115,500
                                                                          ------------
                                                                               191,618
                                                                          ------------
 Retail (2.98%)
   Bed Bath & Beyond Inc.*                                       6,500         145,438
   Family Dollar Stores                                          3,896          83,519
                                                                          ------------
                                                                               228,957
                                                                          ------------

                                (continued)

                                    51



                  GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 --------------------------------------------------------------------------------------
                                                                              MARKET
 COMMON STOCK                                                   SHARES         VALUE
 --------------------------------------------------------------------------------------
 Telephone (2.38%)
   Finisar Corp.*                                                 4,200    $    121,800
   XO Communications Inc.*                                        3,445          61,362
                                                                           ------------
                                                                                183,162
                                                                           ------------
 Utilities Electrical & Gas (0.93%)
   El Paso Energy Corp.                                           1,000          71,625
                                                                           ------------
 TOTAL COMMON STOCK (90.19%)
   (COST $7,615,527)                                                          6,931,432
                                                                           ------------
 --------------------------------------------------------------------------------------
                                                                 PAR         MARKET
 SHORT TERM SECURITIES                                          VALUE         VALUE
 --------------------------------------------------------------------------------------
 Commercial Paper (10.02%)
   Ford Motor Corp. 6.56%, due 01/02/2001                      $250,000    $    250,000
   General Electric 6.54%, due 01/05/2001                       370,000         370,000
   American Express 6.45%, due 01/03/2001                       150,000         150,000
                                                                           ------------
                                                                                770,000
                                                                           ------------

 TOTAL SHORT TERM SECURITIES (10.02%)
   (AMORTIZED COST $770,000)                                                    770,000
                                                                           ------------

 TOTAL INVESTMENTS (100.21%)
   (AMORTIZED COST $8,385,527)                                                7,701,432
                                                                           ------------

   Other net assets (0.21%)                                                     (15,915)
                                                                           ------------

 TOTAL NET ASSETS (100.00%)                                                $  7,685,517
                                                                           ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

           GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND


 MANAGEMENT DISCUSSION

 The fund returned 3.9% for the fourth quarter, compared to 8.1% and -6.9% for the Russell 2000 Value and Russell 2000, respectively. For the full year 2000, the fund returned 7.3% compared to 22.8% and -3.0% for the Russell 2000 Value and Russell, 2000, respectively. Our portfolio sector weights are primarily the by-product of bottom-up security selection, rather than deliberate over-or under-weights relative to the Russell 2000 Value Index. In the fourth quarter, our below-index weights in Health Care and Financial Services and our above-index weight in Technology and Consumer Discretionary companies worked against the portfolio. Returns were also negatively impacted by the below-benchmark returns of the portfolio's holdings in Technology, Health Care and Producer Durable sectors. Conversely, the portfolio benefited from very good returns in the Materials, Financial Services, Utilities and Energy Sectors.

 Our objective is to produce superior investment returns through bottom-up, fundamental stock research and security selection. The primary investment universe is companies in the market capitalization range of the Russell 2000 Value Index. We focus on identifying companies with strong free cash flow generation, inexpensive valuations, and multiple price appreciation drivers, and take a very patient and disciplined approach to trading. Sector weights are a by-product of bottom-up security selection, not of explicit benchmark-relative weighting decisions. Portfolios typically hold 200 or more names and are generally fully invested.

 GROWTH OF A $10,000 INVESTMENT


                                  [GRAPH]


 AVERAGE ANNUAL RETURNS

     PERIODS ENDED DECEMBER 31, 2000                          PAST 1 YEAR  LIFE OF FUND**

     Average Annual Returns*                                     7.30%         5.53%

     * Net of charges
     ** The Small-Cap Equity Fund began operations on May 1, 1997.

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

            Past performance is no assurance of future results.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 STATEMENT OF ASSETS AND LIABILITIES

 December 31, 2000

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                          $62,109,278
     Preferred Stocks                            17,219
     Short term securities                   13,000,000
                                            -----------
       Total investments                     75,126,497
   Cash                                          48,254
   Broker receivable                          1,173,891
   Dividends receivable                          75,421
                                            -----------
       Total assets                          76,424,063
                                            -----------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      45,691
   Payable to General American Life
    Insurance Company                             3,046
   Payable to broker                            363,516
                                            -----------
       Total liabilities                        412,253
                                            -----------
         Total net assets                   $76,011,810
                                            ===========
 COMPONENTS OF NET ASSETS:
   Paid-in capital                          $75,157,085
   Accumulated undistributed net
    investment income                            48,501
   Accumulated undistributed net realized
    loss on investments                      (1,325,180)
   Accumulated net unrealized appreciation
    on investment                             2,131,404
                                            -----------
       Net assets                           $76,011,810
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,693,015

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     44.90
 TOTAL AMORTIZED COST OF INVESTMENTS        $70,577,311

 STATEMENT OF OPERATIONS

 For the year ended December 31, 2000

 INVESTMENT INCOME:
   Dividends                                $  851,191
   Interest                                    446,140
                                            ----------
     Total investment income                 1,297,331
                                            ----------
 EXPENSES:
   Investment management charge                283,070
   Administrative charge                        36,351
                                            ----------
     Total expenses                            319,421
                                            ----------
       Net investment income                   977,910
                                            ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          2,129,121
                                            ----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments        2,131,404
                                            ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $5,238,435
                                            ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                  2000                   1999
                                                               -----------            -----------
 Operations:
     Net investment income                                     $   977,910            $   622,165
     Net realized gain on investments                            2,129,121              2,262,058
     Net unrealized gain (loss) on investments                   2,131,404             (5,135,892)
                                                               -----------            -----------
         Net increase (decrease) in net assets from
           operations                                            5,238,435             (2,251,669)
     Capital share transactions                                 (2,710,886)             2,742,426
                                                               -----------            -----------
         Net increase in net assets                              2,527,549                490,757
     Net assets, beginning of year                              73,484,261             72,993,504
                                                               -----------            -----------
 Net assets, end of year                                       $76,011,810            $73,484,261
                                                               ===========            ===========

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND*

 FINANCIAL HIGHLIGHTS

                                                                                                           EIGHT MONTHS
                                                                                                              ENDED
                                                                   YEAR ENDED DECEMBER 31                  DECEMBER 31
                                                          ----------------------------------------         ------------
                                                            2000            1999            1998               1997
                                                          --------         -------         -------         ------------
 Net asset value, beginning of year/period (1)            $  41.84         $ 43.55         $ 48.27           $ 36.84
                                                          --------         -------         -------           -------
 Income from operations:
 Net investment income                                        0.57            0.38            0.35              0.29
 Net realized and unrealized gain (loss) on
   investments                                                2.49           (2.09)          (5.07)            11.14
                                                          --------         -------         -------           -------
 Net increase (decrease) in asset value per share             3.06           (1.71)          (4.72)            11.43
                                                          --------         -------         -------           -------
 Net asset value, end of year                             $  44.90         $ 41.84         $ 43.55           $ 48.27
                                                          ========         =======         =======           =======

 Total return (2)                                            7.30%          (3.93%)         (9.78%)           31.03%

 Net assets, end of year/period (in thousands)            $ 76,012         $73,484         $72,994           $77,646
 Ratio of expenses to average net assets (3)                 0.44%           0.30%           0.30%             0.30%
 Ratio of net investment income to average net
   assets (3)                                                1.35%           0.89%           0.76%             0.97%
 Portfolio turnover rate (3)                               187.10%          23.11%          18.77%            24.47%

 Notes:
 (1)  Components are computed and accumulated on a daily basis.
 (2) Total return is not annualized for the eight months ended December 31, 1997. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 (3)  Computed on an annualized basis.

 * Small-Cap Equity Fund began operations May 1, 1997. On May 1, 1997, the assets of General American Separate Account No. 20 were exchanged for shares in the Small-Cap Equity Fund. The net assets, beginning of period, are equal to the market value of the net assets transferred on April 30, 1997. In exchange for the net assets transferred, 1,477,554 shares of the Small-Cap Equity Fund were issued to the General American Separate No. 20.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                   SHARES          VALUE
 ---------------------------------------------------------------------------------------
 Aerospace & Military Technology (3.29%)
   Alliant Techsystems Inc.                                       22,250    $  1,485,186
   BE Aerospace Inc.*                                             20,000         320,000
   Doncasters PLC - ADR*                                          30,000         600,000
   Transtechnology Corp.                                          29,100          92,740
                                                                            ------------
                                                                               2,497,926
                                                                            ------------
 Air Transport (1.71%)
   Airnet Systems Inc.*                                           29,600         112,835
   America West Holdings Corp.-B*                                 37,700         483,011
   Mesa Air Group Inc.                                           100,000         700,000
                                                                            ------------
                                                                               1,295,848
                                                                            ------------
 Business Machines (1.42%)
   BEI Technologies Inc.                                          49,300         573,113
   Electronics For Imaging                                        13,000         181,181
   MCK Communications*                                             4,200          35,435
   Opticnet*                                                       5,350             428
   Osmonics Inc.*                                                 28,800         198,000
   PAR Technology*                                                30,100          56,438
   Simple Technology Inc.*                                         8,400          32,550
                                                                            ------------
                                                                               1,077,145
                                                                            ------------
 Business Services (2.31%)
   Fair, Isaac And Co.                                            12,000         612,000
   Genomica Corp.*                                                 2,500          13,203
   Hollinger International Inc.                                   50,000         793,750
   J Net Enterprises                                              31,119         155,595
   Mac-Gray Corp.                                                 29,100          94,575
   Transmedia Network Inc.                                        28,800          86,400
                                                                            ------------
                                                                               1,755,523
                                                                            ------------
 Chemicals (3.17%)
   Methanex Corp.*                                               149,000         959,113
   Minerals Technologies Inc.                                     30,000       1,025,610
   Polyone Corp.                                                  11,600          68,150
   Stepan Co.                                                     15,100         357,674
                                                                            ------------
                                                                               2,410,547
                                                                            ------------
 Commercial Banking (1.84%)
   NCO Group Inc.*                                                17,600         534,600
   PBOC Holdings Inc.*                                            57,000         543,267
   Staten Island Bancorp Inc.                                     14,800         316,350
                                                                            ------------
                                                                               1,394,217
                                                                            ------------
 Construction (1.37%)
   Elcor Corp.                                                    50,000         843,750
   Willbros Group Inc.*                                           31,100         198,263
                                                                            ------------
                                                                               1,042,013
                                                                            ------------



 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                   SHARES          VALUE
 ---------------------------------------------------------------------------------------
 Consumer Durables (0.28%)
   Furniture Brands International*                                10,000    $    210,620
                                                                            ------------
 Domestic Oil (9.43%)
   Barrett Resources Corp.*                                       10,000         568,120
   Basin Exploration Inc.*                                        39,400       1,004,700
   Cabot Oil & Gas Corp.                                          45,000       1,403,415
   Cross Timbers Oil Co.                                          16,000         444,000
   HS Resources Inc.*                                             22,500         953,438
   Kaneb Services*                                                31,100         182,713
   Key Production *Company Inc.                                   31,100       1,043,778
   Newark Resources                                               30,000         286,860
   Range Resources Corp.                                          31,100         213,813
   Tokheim Corp.*                                                 31,100          13,061
   W-H Energy Services Inc.*                                      40,000         787,480
   Clayton Williams Energy Inc.*                                   9,900         267,300
                                                                            ------------
                                                                               7,168,678
                                                                            ------------
 Drugs & Medicines (1.42%)
   Aradigm Corp.*                                                 16,400         239,850
   Arthrocare Corp.*                                               8,000         156,000
   Aspect Medical Systems Inc.*                                   25,000         215,625
   Dynacare Inc.*                                                  5,100          55,462
   Omega Protein Corp.*                                           29,300          43,950
   Pharmaceutical Resources*                                      20,000         138,740
   Speciality Laboratories*                                          800          26,500
   Versicor Inc.*                                                 15,800         136,275
   Weider Nutrition Intl. Inc.                                    31,100          66,088
                                                                            ------------
                                                                               1,078,490
                                                                            ------------
 Electronics (4.22%)
   ACT Manufacturing*                                             20,000         315,000
   Benchmark Electronics Inc.*                                     3,800          85,736
   Cabot Microelectronics Corp.*                                  11,000         571,307
   Coherent Inc.*                                                 25,000         812,500
   Entegris Inc.*                                                 41,100         307,592
   Kulicke & Soffa Industries*                                    17,300         194,625
   Micros Systems Inc.*                                           15,500         282,875
   ON Semiconductor Corp.*                                        18,600          97,650
   Sangstat Medical Corp.*                                        30,000         356,250
   Sparton*                                                        6,500          26,000
   Tvia Inc.*                                                     31,700         124,803
   Nova Measuring Instruments*                                     4,400          30,523
                                                                            ------------
                                                                               3,204,861
                                                                            ------------
 Energy & Utilities (0.04%)
   Orion Power Holdings*                                           1,300          32,013
                                                                            ------------

                                (continued)

                                    56


          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND


 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                   SHARES          VALUE
 ---------------------------------------------------------------------------------------
 Energy Raw Materials (4.31%)
   Chieftain International Inc.*                                  30,000    $    828,750
   Ocean Energy Inc.                                              98,700       1,714,913
   Pennaco Energy Inc.*                                           30,000         588,750
   Zapata Corp.                                                   90,000         140,580
                                                                            ------------
                                                                               3,272,993
                                                                            ------------
 Finance (Non-Banking) (4.56%)
   American Physicians Capital Inc.*                               4,500          74,529
   Investment Technology Group                                       200           8,350
   Aim Liquid Asset Portfolio-Cash Mgmt.                       3,380,124       3,380,124
                                                                            ------------
                                                                               3,463,003
                                                                            ------------
 Food & Agriculture (1.52%)
   Agrium Inc.*                                                   70,000       1,023,750
   Del Monte Foods Co.*                                           18,200         131,950
                                                                            ------------
                                                                               1,155,700
                                                                            ------------
 Industrial Miscellaneous (16.23%)
   Bell & Howell                                                  70,000       1,155,000
   Borg Warner Automotive Inc.                                    60,000       2,400,000
   Harrahs Entertainment, Inc.*                                   70,000       1,846,250
   JLG Industries Inc.                                            32,500         345,313
   Ladish Company Inc.*                                           67,500         725,625
   Lear Seating Corp.                                             75,000       1,860,900
   Manitowoc Co.                                                   3,700         107,300
   Media Arts Group Inc.*                                         29,500         127,204
   Moody's Corp.                                                  15,000         385,305
   Penn Engineering & Manufacturing*                              21,700         674,045
   Penn Engineering & Manufacturing*                              10,000         352,500
   Raytech Corp.- Del*                                            29,000          63,423
   TB Wood's Corp.                                                28,300         206,930
   Titan International Inc.                                       56,500         240,125
   Transpro Inc.                                                  28,900          74,041
   Watson Wyatt & Co. Holdings*                                    3,300          77,550
   ACE Ltd.                                                       40,000       1,697,480
                                                                            ------------
                                                                              12,338,991
                                                                            ------------
 Insurance (1.34%)
   Penn-America Group Inc.                                        25,000         190,625
   United Wisconsin Services                                      30,300         102,263
   Everest Re Group Ltd.                                          10,100         723,412
                                                                            ------------
                                                                               1,016,300
                                                                            ------------
 International Oil (0.89%)
   Canadian 88 Energy Corp.                                      250,900         677,430
                                                                            ------------


 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                   SHARES          VALUE
 ---------------------------------------------------------------------------------------
 Media (1.60%)
   Belo (AH) Corp.                                                30,000    $    480,000
   Canwest Global Comm. Corp.*                                       345           2,717
   Cox Radio                                                      12,000         270,744
   Interep National Radio Sales                                   20,000          70,000
   Thomas Nelson Inc.-Class B                                     23,900         164,312
   Westwood One Inc.                                              12,000         231,743
                                                                            ------------
                                                                               1,219,517
                                                                            ------------
 Miscellaneous & Conglomerates (0.15%)
   M & F Worldwide Corp.*                                         29,700         115,088
                                                                            ------------
 Motor Vehicles (1.59%)
   American Axle & Manufacturing*                                 45,000         357,165
   Championship Auto Racing*                                      20,000         420,000
   Dollar Thrifty Automotive*                                     23,000         431,250
                                                                            ------------
                                                                               1,208,415
                                                                            ------------
 Non-Durables & Entertainment (7.50%)
   Anchor Gaming*                                                 55,000       2,145,000
   International Game Technology                                  20,000         960,000
   Mandalay Resort Group*                                        100,000       2,193,700
   Trump Hotels & Casino Resort*                                  31,100          60,241
   World Wrestling Federation Entertainment*                      21,300         340,800
                                                                            ------------
                                                                               5,699,741
                                                                            ------------
 Non-Ferrous Metals (0.22%)
   Hawk Corp.*                                                    31,300         170,178
                                                                            ------------
 Producer Goods (2.64%)
   Chase Industries Inc.*                                         35,100         366,339
   Navistar Intl. Corp.*                                          11,000         288,057
   Steelcase Inc.                                                 20,000         277,500
   Steinway Musical Instruments*                                  60,000       1,076,220
                                                                            ------------
                                                                               2,008,116
                                                                            ------------
 Railroads & Shipping (2.93%)
   ABC Rail Products Corp.*                                       80,000         484,960
   WABTEC                                                        110,000       1,292,500
   OMI Corp.*                                                     70,000         450,590
                                                                            ------------
                                                                               2,228,050
                                                                            ------------
 Real Estate (0.00%)
   Milestone Properties Inc.*                                      2,000           3,500
                                                                            ------------

                                (continued)

                                    57


              GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000

 ---------------------------------------------------------------------------------------
                                                                               MARKET
 COMMON STOCK                                                   SHARES          VALUE
 ---------------------------------------------------------------------------------------
 Retail (2.78%)
   Abercrombie & Fitch Co.-
     CL A*                                                        11,000    $    220,000
   Ann Taylor Stores Corp.                                        20,000         498,740
   Chart House Enterprises*                                       30,500         123,891
   Consolidated Stores Corp.*                                     20,000         212,500
   Michaels Stores Inc.*                                          13,000         344,500
   RDO Equipment Co.*                                             29,500         118,000
   Ross Stores                                                    18,000         303,750
   The Row Companies                                              31,170          81,821
   Whitehall Jewelers Inc.*                                       30,000         211,860
                                                                            ------------
                                                                               2,115,062
                                                                            ------------
 Steel (0.25%)
   Keystone Consolidated Industries*                              28,600          39,325
   NS Group Inc.*                                                 16,000         151,200
                                                                            ------------
                                                                                 190,525
                                                                            ------------
 Tobacco (0.28%)
   Standard Commercial Corp.                                      31,144         212,153
                                                                            ------------
 Travel & Recreation (2.32%)
   Argosy Gaming Co.*                                             80,000       1,534,960
   Meristar Hotels & Resorts Inc.*                                31,100          81,638
   Westcoast Hospitality Corp.*                                   29,300         150,162
                                                                            ------------
                                                                               1,766,760
                                                                            ------------
 Trucking & Freight (0.11%)
   International Shipholding                                       9,900          61,875
   Matlack Systems Inc.*                                          30,000          18,000
                                                                            ------------
                                                                                  79,875
                                                                            ------------

 TOTAL COMMON STOCK (81.72%)
   (COST $57,548,681)                                                         62,109,278
                                                                            ------------
 ----------------------------------------------------------------------------------------
                                                                  PAR           MARKET
 CONTINGENT RIGHTS                                               VALUE           VALUE
 ----------------------------------------------------------------------------------------
 (0.00%)
   Hills Store Value Rights                                    $   14,300    $          0
   Wahlco Litigation Rights                                         1,100               0
                                                                             ------------
                                                                                        0
                                                                             ------------

 TOTAL (0.00%)
   (AMORTIZED COST $0)                                                                  0
                                                                             ------------
 ----------------------------------------------------------------------------------------
                                                                               MARKET
 PREFERRED STOCK                                                 SHARES         VALUE
 ----------------------------------------------------------------------------------------
 (0.02%)
   O'Sullivan Industries                                           40,900          17,219
                                                                             ------------

 TOTAL (0.02%)
   (AMORTIZED COST $28,630)                                                        17,219
                                                                             ------------

 ----------------------------------------------------------------------------------------
                                                                  PAR          MARKET
 SHORT TERM INVESTMENTS                                          VALUE          VALUE
 ----------------------------------------------------------------------------------------
 (17.10%)
   6.57%, due 01/04/2001                                       $3,000,000    $  3,000,000
   6.63%, due 01/04/2001                                        2,500,000       2,500,000
   5.91%, due 01/04/2001                                          500,000         500,000
   6.38%, due 01/02/2001                                        3,500,000       3,500,000
   6.61%, due 01/03/2001                                        3,500,000       3,500,000
                                                                             ------------
                                                                               13,000,000
                                                                             ------------

 TOTAL SHORT TERM SECURITIES (17.10%)
   (AMORTIZED COST $13,000,000)                                                13,000,000
                                                                             ------------

 TOTAL INVESTMENTS (98.84%)
   (AMORTIZED COST $70,577,311)                                                75,126,497

   Other net assets (1.16%)                                                       885,313
                                                                             ------------

 TOTAL NET ASSETS (100.00%)                                                  $ 76,011,810
                                                                             ============

 * Non-income producing securities.

 See accompanying notes to financial statements.

                     GENERAL AMERICAN CAPITAL COMPANY
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 2000

NOTE 1--ORGANIZATION
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company. The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of December 31, 2000, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Inc., which is a subsidiary of General American, Security Equity Life Insurance Company (Security Equity), Cova Financial Services Life Insurance Company, Cova Financial Life Insurance, and First Cova Financial Life Insurance Company (collectively,
Cova), all of which are wholly owned subsidiaries of General American. On January 6, 2000, Metropolitan Life Insurance Company (MetLife), headquartered in New York City, purchased 100% of GenAmerica Corporation for $1.2 billion in cash. The acquisition was a result of liquidity problems encountered by GenAmerica Corporation's wholly-owned subsidiary General American during 1999.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENTS:
   Common stocks of domestic companies are valued based on the closing sale price on the New York Stock Exchange for securities traded on that exchange, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business on December 29th. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS:
   Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C. FOREIGN CURRENCY TRANSLATIONS:
   Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

   In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at December 31, resulting from changes in the exchange rate.

D. DERIVATIVE FINANCIAL INSTRUMENTS:
   A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

   The Capital Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Capital Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

   Forward Foreign Currency Contracts:
   The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets being hedged. At December 31, the

   Company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

   Futures Contracts:
   A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S & P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

   At December 31, 2000, the Company had no open U.S. Treasury Bond nor S&P 500 Index futures contracts.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT
   INCOME:
   Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and discount are recorded on an accrual basis.

F. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
   No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At December 31, 2000, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $2,737,819. Of this amount, $1,702,964, $182,350, $230,746, and $621,759 will expire on December 31,
   2002, 2003, 2007, and 2008 respectively.

G. CONSENT DIVIDENDS:
   The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H. USE OF ESTIMATES:
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--MANAGEMENT AND ADMINISTRATIVE FEES
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor) with respect to all of its Funds. Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily against each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, are:

    Money Market Fund                                      .125 Percent
    Bond Index Fund                                        .250 Percent

The fee charged the International Index Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the fund above certain amounts as follows:

                                              INVESTMENT
              ASSETS                              FEE
      --------------------------------------------------
      First $10 million                          .50%
      Next $10 million                           .40%
      Balance over $20 million                   .30%

On September 19, 2000 the shareholders of the S & P 500 Index Fund, Small-Cap Equity Fund, Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund of the company approved changes in advisory fees. The changes in advisory fees are summarized below:

S & P 500 INDEX FUND
Former Advisory Fee
  0.25%
Approved Advisory Fee Effective September 20, 2000
  0.10% up to $500 million
  0.08% from $500 million to $750 million
  0.05% above $750 million

SMALL-CAP EQUITY FUND
Former Advisory Fee
  0.25%
Approved Advisory Fee Effective September 20, 2000
  0.75% up to $250 million
  0.65% from $250 million to $750 million
  0.60% above $750 million

MANAGED EQUITY FUND
Current Advisory Fee
  0.40% up to $10 million
  0.30% from $10 million to $30 million
  0.25% above $30 million
Approved Advisory Fee Effective January 6, 2001
  0.50% up to $250 million
  0.45% from $250 million to $750 million
  0.35% above $750 million

ASSET ALLOCATION FUND
Current Advisory Fee
  0.50%
Approved Advisory Fee Effective January 6, 2001
  0.55% up to $500 million
  0.45% from $500 million to $1 billion
  0.40% above $1 billion

MID-CAP EQUITY FUND
Current Advisory Fee
  0.55% up to $10 million
  0.45% from $10 million to $20 million
  0.40% above $20 million
Approved Advisory Fee Effective January 6, 2001
  0.55% up to $250 million
  0.50% from $250 million to $750 million
  0.45% above $750 million

All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and Cova.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

    S & P 500 Index Fund                                    .05 Percent
    Money Market Fund                                       .08 Percent
    Bond Index Fund                                         .05 Percent
    Managed Equity Fund                                     .10 Percent
    Asset Allocation Fund                                   .10 Percent
    International Index Fund                                .30 Percent
    Mid-Cap Equity Fund                                     .10 Percent
    Small-Cap Equity Fund                                   .05 Percent

NOTE 4--SUB-ADVISORY FEES
Effective September 20, 2000, the Investment Advisor engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund. As compensation for its services to the Company, the Adviser shall pay the Sub-Adviser the monthly compensation based on an annual percentage of the average daily value of the net assets of the Sub-Advised Funds as shown below:

ASSET ALLOCATION FUND
Effective September 20, 2000
  .50% up to $500 million
  .40% from $500 million to $1 billion
  .35% above $1 billion

MANAGED EQUITY FUND
Effective September 20, 2000:
  0.40% up to $10 million
  0.30% from $10 million to $30 million
  0.25% above $30 million

Effective January 6, 2002:
  0.40% up to $250 million
  0.35% from $250 million to $750 million
  0.30% above $750 million

MID-CAP EQUITY FUND
Effective September 20, 2000:
  0.45% up to $20 million
  0.40% from $20 million to $750 million
  0.35% above $750 million

Effective January 6, 2002:
  0.45% up to $250 million
  0.40% from $250 million to $750 million
  0.35% above $750 million

SMALL-CAP EQUITY FUND
Effective September 20, 2000
  0.65% up to $250 million
  0.60% from $250 million to $750 million
  0.55% above $750 million

NOTE 5--INVESTMENT OBJECTIVES AND MANAGER CHANGES
Effective January 1, 1997, the International Equity Fund became the International Index Fund. The investment objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The portfolio manager of the International Index Fund is Conning Asset Management Company. The total investment advisor fees were reduced as a result of the changes.

Effective January 1, 1997, the Special Equity Fund became the Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is to seek sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with "medium market capitalizations." "Medium market capitalization companies" are those whose market capitalization falls within the range of the S&P Mid-Cap 400 at the time of the Fund's investment. The portfolio manager of Mid-Cap Equity Fund is Conning Asset Management Company and the total management fee rate remains unchanged from that of the Special Equity Fund.

Effective March 1, 1997, the portfolio manager for the Managed Equity Fund became Conning Asset Management Company. The total investment advisor charges were reduced due to this change.

The Small-Cap Equity Fund commenced operations on May 1, 1997 subsequent to a transfer of assets from General American Life Insurance Company Separate Account No. 20, which had similar investment objectives, policies, and limitations, in exchange for shares of the Small-Cap Equity Fund. Separate Account No. 20 was not registered under the Registered Investment Company Act of 1940 and has a different fee and expense structure than the Small-Cap Equity Fund. While Separate Account No. 20 continues to exist, its assets now consist solely of shares of the Small-Cap Equity Fund. The Small-Cap Equity Fund's portfolio of investments on May 1, 1997 was the same as the portfolio of Separate Account No. 20 immediately prior to the transfer. Separate accounts which invested in Separate Account No. 20 prior to the transfer now invest directly in the Small-Cap Equity Fund. The Small-Cap Equity Fund seeks to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange.

On September 19, 2000, the shareholders of the Small-Cap Equity Fund of the Company approved a change to the investment objective from a passively managed to an actively managed fund.

NOTE 6--INVESTMENTS
Gross unrealized gains and losses by fund for the year ended December 31, 2000 excluding the Money Market Fund, which has no unrealized gains or losses, are as follows:

                     S & P 500       BOND       MANAGED
                       INDEX        INDEX        EQUITY
                        FUND         FUND         FUND
                    ------------  ----------   ----------
Unrealized gains    $286,375,978  $3,590,762   $7,125,133
Unrealized losses     66,461,177     855,997    3,420,829
                    ------------  ----------   ----------
Net unrealized
 gain (loss) on
 investments        $219,914,801  $2,734,765   $3,704,304
                    ============  ==========   ==========

                       ASSET     INTERNATIONAL    MID-CAP     SMALL-CAP
                    ALLOCATION       INDEX         EQUITY       EQUITY
                       FUND          FUND           FUND         FUND
                    -----------  -------------   ----------   ----------
Unrealized gains    $16,436,696   $3,814,988     $  812,260   $9,009,769
Unrealized losses     6,504,148    2,686,675      1,496,355    4,460,583
                    -----------   ----------     ----------   ----------
Net unrealized
 gain (loss) on
 investments        $ 9,932,548   $1,128,313     $ (684,095)  $4,549,186
                    ===========   ==========     ==========   ==========

The "specific identification" method is used to determine the cost of securities sold.

Purchases and proceeds from sales and maturities of other than short term securities and United States government obligations for the year ended December 31, 2000 were as follows:

                     S & P 500       BOND        MANAGED
                       INDEX         INDEX        EQUITY
                        FUND         FUND          FUND
                    ------------  -----------  ------------
Purchases           $112,011,954  $20,513,671  $ 93,002,048
                    ============  ===========  ============
Sales and
 Maturities         $244,349,013  $ 5,266,655  $101,637,237
                    ============  ===========  ============

                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY        EQUITY
                        FUND          FUND           FUND          FUND
                    ------------  -------------   -----------  ------------
Purchases           $161,643,924   $6,705,917     $17,445,266  $122,350,976
                    ============   ==========     ===========  ============
Sales and
 Maturities         $183,699,038   $7,570,566     $18,860,969  $134,833,074
                    ============   ==========     ===========  ============

Purchases and proceeds from sales and maturities of United States government obligations for the year ended December 31, 2000 were as follows:

                     S & P 500        MONEY          BOND        MANAGED
                       INDEX         MARKET          INDEX       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  ------------    -----------  -----------
Purchases           $        -0-  $        -0-    $26,948,312  $       -0-
                    ============  ============    ===========  ===========
Sales and
 Maturities         $        -0-  $        -0-    $16,466,670  $       -0-
                    ============  ============    ===========  ===========

                       ASSET     INTERNATIONAL     MID-CAP     SMALL-CAP
                    ALLOCATION       INDEX         EQUITY       EQUITY
                       FUND          FUND           FUND         FUND
                    -----------  -------------   -----------  -----------
Purchases           $70,930,112   $       -0-    $       -0-  $       -0-
                    ===========   ===========    ===========  ===========
Sales and
 Maturities         $53,562,294   $       -0-    $       -0-  $       -0-
                    ===========   ===========    ===========  ===========

NOTE 7--CAPITAL STOCK
As of December 31, 2000, in the aggregate, there were five hundred million (500,000,000) shares of $.01 par value capital stock authorized. On May 1, 1997 shares of the Company, as noted below, were exchanged for cash and invested assets, less any investment related liabilities of General American Separate Account No. 20. The unrealized appreciation at the time of the exchange was $12,703,457 for Separate Account No. 20.

Transactions in capital stock were as follows:

                                    S & P 500 INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold         1,925,243   $ 115,284,308     2,229,547   $ 120,801,525
Shares redeemed    (4,289,511)   (256,634,761)   (1,340,916)    (72,982,746)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase          (2,364,268)  $(141,350,453)      888,631   $  47,818,779
                  ===========   =============   ===========   =============

                                      MONEY MARKET FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold        14,574,278   $ 302,633,167    19,793,694   $ 390,585,161
Shares redeemed   (15,814,462)   (327,932,218)  (19,355,827)   (382,586,268)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase          (1,240,184)  $ (25,299,051)      437,867   $   7,998,893
                  ===========   =============   ===========   =============


                                    62



                                       BOND INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold         1,780,752   $  44,670,944       918,585   $  22,788,862
Shares redeemed      (817,854)    (20,801,007)     (760,971)    (18,773,314)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase             962,898   $  23,869,937       157,614   $   4,015,548
                  ===========   =============   ===========   =============

                                     MANAGED EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           226,912   $   7,784,109       454,594   $  16,267,788
Shares redeemed      (630,591)    (23,117,360)     (426,521)    (15,654,170)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase            (403,679)  $ (15,333,251)       28,073   $     613,618
                  ===========   =============   ===========   =============

                                    ASSET ALLOCATION FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           387,547   $  18,863,703       447,962   $  18,307,872
Shares redeemed      (531,587)    (25,718,891)     (481,295)    (19,546,774)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase            (144,040)  $  (6,855,188)      (33,333)  $  (1,238,902)
                  ===========   =============   ===========   =============

                                  INTERNATIONAL INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold            66,542   $   1,591,345        71,856   $   1,535,707
Shares redeemed      (114,973)     (2,722,418)      (59,924)     (1,291,923)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase             (48,431)  $  (1,131,073)       11,932   $     243,784
                  ===========   =============   ===========   =============


                                     MID-CAP EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold            85,721   $   2,152,379       102,443   $   2,189,769
Shares redeemed      (135,409)     (3,358,931)      (95,869)     (2,030,407)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase             (49,688)  $  (1,206,552)        6,574   $     159,362
                  ===========   =============   ===========   =============

                                    SMALL-CAP EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 2000             December 31, 1999
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           332,654   $  13,768,498       431,691   $  17,701,638
Shares redeemed      (395,873)    (16,479,384)     (351,469)    (14,959,212)
                  -----------   -------------   -----------   -------------
Net (decrease)/
 increase             (63,219)  $  (2,710,886)       80,222   $   2,742,426
                  ===========   =============   ===========   =============

NOTE 8--CHANGE IN ACCOUNTING POLICY
Effective January 1, 2001, the Company will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and, as required, begin amortizing premium on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Company, but will result in a decrease in the cost of securities and a corresponding increase to the unrealized appreciation/depreciation.

                     GENERAL AMERICAN CAPITAL COMPANY

                             December 31, 2000

      BOARD OF DIRECTORS

        Theodore M. Armstrong
        Alan C. Henderson
        Matthew P. McCauley
        Harry E. Rich

      INVESTMENT ADVISOR

        Conning Asset Management Company
        State Street Research Management

      CUSTODIAN

        Bank of New York

      LEGAL COUNSEL

        Stephen E. Roth
        Sutherland, Asbill & Brennan, Washington D.C.

      INDEPENDENT AUDITORS

        Deloitte & Touche LLP

      If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                                    64